UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2022

Date of reporting period: November 30, 2021

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

A copy of the report transmitted to Stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is attached hereto.

Semi-Annual Report 2021

COMMUNITY CAPITAL TRUST

November 30, 2021

CCM ALTERNATIVE INCOME FUND (“THE FUND”)

1

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Liquidity Risk Management Program	31

2	CCM Alternative Income Fund

Fund Profile November 30, 2021

Top Ten Holdings*
(% of Net Assets)
Enviva Partners	7.41%
FHA Project Loan, 07/01/2047	7.05%
Washoe County, 02/01/2040	4.12%
Two Harbors Investment Corp.	3.55%
USDA Loan, 06/25/2038	3.34%
USDA Loan, 12/01/2047	3.33%
Qurate Retail, 03/15/2031	3.09%
Miami-Dade County, 04/01/2040	3.04%
WP Carey	2.55%
NextEra Energy Partners	2.45%
39.93%
*Excludes Short-Term Investments.

Asset Allocation**
(% of Net Assets)
Asset-Backed Securities	4.98%
Closed-End Fund	2.27%
Communication Services	3.97%
Consumer Discretionary	4.90%
Consumer Staples	3.21%
Corporate Bond	1.95%
Energy	7.41%
Exchange - Traded Funds	3.13%
FGLMC Single Family	0.01%
FHA Project Loans	7.97%
Financials	16.72%
FNMA Multifamily	1.32%
GNMA Multifamily	1.66%
Health Care	5.13%
Information Technology	1.85%
Money Market Fund	3.81%
Municipal Bonds	20.14%
Real Estate	7.41%
Small Business Administration	0.06%
USDA Loan	6.67%
Utilities	6.49%
Liabilities in Excess of Other Assets	(11.06)%
100.00%
**Excludes derivatives held in the Fund.

(Unaudited)	3

Expenses November 30, 2021

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2021 and held for the six-month period ended November 30, 2021.

Actual expenses (Unaudited)

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period* June 1, 2021 Through November 30, 2021
Actual	Institutional Shares	$1,000.00	$1,025.70	$8.43
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,016.75	$8.39

*	Expenses are equal to the annualized expense ratio of 1.66%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.57% for the period June 1, 2021 to November 30, 2021.

4	CCM Alternative Income Fund

Schedule of Investments November 30, 2021

	Shares	Value
COMMON STOCK - 47.62%
Communication Services - 3.97%
AT&T (a)	10,500	$239,715
Omnicom Group	5,000	336,550
Verizon Communications	8,600	432,322
		1,008,587
Consumer Discretionary - 1.81%
Restaurant Brands International	8,200	459,446

Consumer Staples - 3.21%
Coca-Cola Femsa	2,900	142,448
Mondelez International, Cl A	5,800	341,852
Unilever	6,500	330,525
		814,825
Energy - 7.41%
Enviva Partners (a) (b)	26,852	1,880,445

Financials - 10.34%
Aflac	2,100	113,694
Allstate Corp.	3,900	424,008
Fidelity National Financial	10,800	528,228
Financial Institutions	12,000	369,600
JPMorgan Chase	2,200	349,426
Principal Financial Group (a)	5,200	356,616
Toronto-Dominion Bank	6,700	482,802
		2,624,374
Health Care - 5.13%
Bristol-Myers Squibb (a)	8,200	439,766
Cardinal Health	4,300	198,789
Cigna Corp.	1,000	191,900
Merck	2,600	194,766
Organon	9,520	278,270
		1,303,491
Information Technology - 1.85%
Broadcom	850	470,628

Real Estate - 7.41%
American Tower Corp. (c)	1,200	314,976
Healthcare Trust of America, Cl A (c)	10,000	339,600
Realty Income (c)	8,500	577,320
WP Carey (c)	8,500	648,975
		1,880,871
Utilities - 6.49%
Clearway Energy, Cl A	14,000	483,420
CMS Energy Corp.	5,000	294,250
Dominion Energy	3,500	249,200
NextEra Energy Partners	7,300	620,865
		1,647,735
TOTAL COMMON STOCK
(Cost $11,248,472)		12,090,402

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
MUNICIPAL BONDS - 20.14%
California - 3.27%
Central Valley Support Joint Powers Agency, Ser D, RB
6.076%, 09/01/2029 (a)	$150,000	$186,545
Rancho Cucamonga Redevelopment Successor Agency, Ser B, TA, NATL
6.262%, 09/01/2031	250,000	305,587
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034 (a)	250,000	337,729
		829,861

Florida - 3.03%
Miami-Dade County, RB, AGM
7.500%, 04/01/2040 (a)	500,000	770,605

Georgia - 1.92%
Atlanta Development Authority, RB
5.350%, 01/01/2035 (a)	400,000	487,213

Illinois - 1.93%
Bedford Park Village, Ser B, RB, AGM
Callable 12/01/2023 @ 100
6.570%, 12/01/2030 (a)	445,000	490,119

Maryland - 2.84%
Baltimore, TA
5.375%, 09/01/2025	190,000	197,269
Baltimore, TA
Callable 09/01/2025 @ 100
5.375%, 09/01/2030 (a)	500,000	523,993
		721,262

Nevada - 4.12%
Washoe County, RB
7.969%, 02/01/2040 (a)	675,000	1,046,308

New Jersey - 2.21%
New Jersey State Economic Development Authority, Ser A2, RB, AGC
6.310%, 07/01/2026	495,000	562,149

Washington - 0.82%
King County Housing Authority, RB
Callable 01/18/2022 @ 100
6.375%, 12/31/2046	205,000	207,436

TOTAL MUNICIPAL BONDS
(Cost $4,489,474)		5,114,953

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.69%
FGLMC Single Family - 0.01%
Pool FHR 2106 S, 7.96%, VAR ICE LIBOR USD 1 Month + 8.050%, 12/15/2028	19,949	2,850

FHA Project Loans - 7.97%
Pool Robin Ridge, 5.75%, 01/01/2035 (d) (e)	93,245	93,068

The accompanying notes are an integral part of the financial statements.

6	CCM Alternative Income Fund

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — continued
Pool 023-98146, 6.51%, 07/01/2047 (d) (e)	$1,752,719	$1,789,469
Pool A35272, 6.95%, 11/01/2025 (d) (e)	140,443	140,445
		2,022,982

FNMA Multifamily - 1.32%
Pool 464296, 5.86%, 01/01/2028	307,148	336,490

GNMA Multifamily - 1.66%
Pool 2021-699710, 5.43%, 07/15/2044	370,334	370,145
Pool 2010-68, 6.49%, VAR ICE LIBOR USD 1 Month + 6.580%, 06/20/2040	286,345	52,050
		422,195

Small Business Administration - 0.06%
Pool 2008-20C, 5.49%, 03/01/2028	13,637	14,690

USDA Loan - 6.67%
Pool Ryze, 5.25%, 06/25/2038	734,580	849,248
Pool Grand Prairie Apartments, 5.95%, 12/01/2047	770,322	844,427
		1,693,675
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,538,551)		4,492,882

	Shares
PREFERRED STOCK - 9.47%
Consumer Discretionary - 3.09%
Qurate Retail, 03/15/2031	7,500	783,750

Financials - 6.38%
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month + 4.697% (c) (f)	14,000	347,760
Franklin BSP Realty Trust (c) (f)	15,100	372,215
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month + 5.011% (c) (f)	36,000	900,720
		1,620,695
TOTAL PREFERRED STOCK
(Cost $1,889,561)		2,404,445
	Principal Amount
ASSET-BACKED SECURITIES - 4.98%
Other Asset-Backed Securities – 4.98%
Dividend Solar Loans
3.67%, 08/22/2039 (g)	$292,670	306,094
HSI Asset Securitization Corp Trust
0.87%, VAR ICE LIBOR USD 1 Month + 0.780%, 11/25/2035	148,353	147,572
Mill City Solar Loan
4.34%, 03/20/2043 (g)	345,484	372,554
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (g)	60,541	63,189
4.01%, 06/22/2043 (g)	67,605	71,587
TES
4.33%, 10/20/2047 (g)	288,793	302,820
TOTAL ASSET-BACKED SECURITIES
(Cost $1,155,324)		1,263,816

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Shares	Value
EXCHANGE - TRADED FUNDS - 3.13%
Global X S&P 500 Covered Call ETF	6,000	$295,200
SPDR Blackstone Senior Loan ETF	11,000	498,960
TOTAL EXCHANGE - TRADED FUNDS
(Cost $799,824)		794,160

CLOSED-END FUND - 2.27%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund (a)	57,000	576,270
TOTAL CLOSED-END FUND
(Cost $409,761)		576,270

	Principal Amount
CORPORATE BONDS - 1.95%
Consumer Discretionary – 1.95%
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029 (a)	$250,000	265,313
Salvation Army
5.68%, 09/01/2031	100,000	125,354
YMCA of Greater New York
4.27%, 08/01/2024	100,000	103,546
TOTAL CORPORATE BONDS
(Cost $451,259)		494,213

SHORT-TERM INVESTMENT - 3.81%
Money Market Fund - 3.81%
First American Government Obligations Fund, Cl Z, 0.02%, (h)	967,776	967,776
TOTAL SHORT-TERM INVESTMENT
(Cost $967,776)		967,776

Total Investments (Cost $25,950,002) - 111.06%		$28,198,917
Liabilities in Excess of Other Assets, Net - (11.06)%		(2,808,072)
NET ASSETS - 100.00%		$25,390,845

A list of the open futures contracts held by the Fund at November 30, 2021 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-MINI	(2)	Dec-2021	$(224,585)	$(219,730)	$4,855
S&P 500 Index E-MINI	(6)	Dec-2021	(1,344,930)	(1,369,875)	(24,945)
U.S. 2-Year Treasury Note	(2)	Jan-2022	(440,614)	(438,813)	1,801
U.S. 5-Year Interest Rate Swap	(8)	Dec-2021	(810,985)	(798,187)	12,798
U.S. 5-Year Treasury Note	(26)	Jan-2022	(3,213,153)	(3,169,765)	43,388
U.S. 10-Year Interest Rate Swap	(10)	Dec-2021	(1,029,669)	(1,018,906)	10,763
U.S. 10-Year Treasury Note	(2)	Dec-2021	(266,277)	(263,094)	3,183
U.S. Long Treasury Bond	(8)	Dec-2021	(1,301,733)	(1,309,500)	(7,767)
			$(8,631,946)	$(8,587,870)	$44,076

(a)	All or a portion of the shares have been committed as collateral for futures contracts.

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

(b)	Security is considered to be a Master Limited Partnership. At November 30, 2021 these securities amounted to $1,880,445 or 7.41% of total net assets.
(c)	REIT - Real Estate Investment Trust.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2021 is $2,022,982, which represents 7.97% of total net assets.

(f)	Perpetual security with no stated maturity date.
(g)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2021, these securities amounted to $1,116,244, which represents 4.40% of total net assets.

(h)	The rate shown is the 7-day effective yield as of November 30, 2021.

AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
Cl — Class
ETF — Exchange-Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
LIBOR — London Interbank Offered Rate
NATL— National Public Finance Guarantee Corporation
RB — Revenue Bond
S&P— Standard & Poor's
Ser — Series
SPDR — Standard & Poor's Depository Receipt
TA — Tax Allocation
USD — United States Dollar
USDA — United States Department of Agriculture
VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2021:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$12,090,402	$—	$—		$12,090,402
Municipal Bonds	—	5,114,953	—		5,114,953
U.S. Government & Agency Obligations	—	2,469,900	2,022,982		4,492,882
Preferred Stock	2,032,230	372,215	—		2,404,445
Asset-Backed Securities	—	1,263,816	—		1,263,816
Exchange - Traded Funds	794,160	—	—		794,160
Closed-End Fund	576,270	—	—		576,270
Corporate Bonds	—	494,213	—		494,213
Short-Term Investment	967,776	—	—		967,776
Total Investments in Securities	$16,460,838	$9,715,097	$2,022,982	*	$28,198,917

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts**
Unrealized Appreciation	$76,788	$—	$—	$76,788
Unrealized Depreciation	(32,712)	—	—	(32,712)
Total Other Financial Instruments	$44,076	$—	$—	$44,076

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2021	$2,080,712
Accrued discounts/premiums	(752)
Realized gain/(loss)	(720)
Change in unrealized appreciation/(depreciation)	(26,178)
Purchases	—
Sales	(30,080)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2021	$2,022,982
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(26,178)

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2021	$24,763
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	140
Purchases	—
Sales	(24,903)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of November 30, 2021	$—
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$140

For the six-month period ended November 30, 2021, there were no transfers in or out of Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

Statement of Assets and Liabilities as of November 30, 2021

Assets:
Investments, at fair value (identified cost — $25,950,002)	$28,198,917
Receivables:
Investment securities sold	193,588
Dividends and interest	158,805
Variation margin	29,793
Capital shares sold	19,905
Prepaid expenses	1,677
Total Assets	$28,602,685
Liabilities:
Payables:
Due to Custodian	2,885,305
Investment securities purchased	213,323
Capital shares redeemed	37,583
Variation margin	24,906
Investment advisory fees	15,711
Distributions to Shareholders	7,026
Shareholder servicing fees	4,190
Chief Compliance Officer fees	3,400
Administration fees	2,055
Prime Broker fees	1,226
Trustees' fees	172
Foreign currency payable (cost — $4)	5
Other accrued expenses	16,938
Total Liabilities	$3,211,840
Net Assets:	$25,390,845
Net Assets consist of:
Paid-in capital	$35,672,756
Total distributable loss	(10,281,911)
Net Assets	$25,390,845
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 2,956,924 shares outstanding)	$25,390,845
Net Asset Value, offering and redemption price per share — Institutional Shares	$8.59

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

Statement of Operations for the six-month period ended November 30, 2021

Investment Income:
Dividends	$306,564
Dividends from Master Limited Partnerships	44,440
Interest	284,900
Less: Foreign Taxes Withheld	(1,729)
Total investment income	634,175
Expenses:
Investment advisory fees	90,305
Shareholder servicing fees — Institutional Shares	24,082
Prime Broker fees	28,398
Professional fees	16,956
Accounting and administration fees	12,534
Chief Compliance Officer fees	6,988
Transfer agent fees	5,968
Printing fees	3,664
Custodian fees	3,474
Registration and filing expenses	2,149
Trustees' fees	1,903
Other	3,575
Total expenses	199,996
Net investment income	434,179
Realized and unrealized gain (loss) on:
Net realized gain on investments	873,426
Net realized loss on futures contracts	(329,638)
Net realized loss on option contracts	(3,239)
Net realized gain	540,549
Net change in unrealized appreciation/(depreciation) on investments	(534,589)
Net change in unrealized appreciation/(depreciation) on futures contracts	165,554
Net change in unrealized appreciation/(depreciation) on option contracts	(16,602)
Net change in unrealized appreciation/(depreciation)	(385,637)
Net realized and unrealized gain	154,912
Net increase in net assets resulting from operations:	$589,091

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2021 (Unaudited)	For the Fiscal Year Ended May 31, 2021
Operations:
Net investment income	$434,179	$1,144,516
Net realized gain on investments, securities sold short, futures contracts, options contracts and foreign currency transactions	540,549	133,685
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options contracts and foreign currency translation	(385,637)	3,998,551
Net increase in net assets resulting from operations	589,091	5,276,752
Distributions	(442,254)	(332,030)
Return of Capital	—	(1,087,983)
Total distributions	(442,254)	(1,420,013)
Capital share transactions:
Institutional Shares
Shares issued	2,872,758	3,989,777
Shares reinvested	373,904	1,197,478
Shares redeemed	(1,242,413)	(14,922,715)
Increase (decrease) in net assets from capital share transactions	2,004,249	(9,735,460)
Increase (decrease) in net assets	2,151,086	(5,878,721)
Net Assets:
Beginning of period/year	23,239,759	29,118,480
End of period/year	$25,390,845	$23,239,759
Share Transactions:
Institutional Shares
Shares Issued	332,007	501,749
Shares reinvested	43,577	155,884
Shares redeemed	(144,658)	(1,944,463)
Increase (decrease) in shares	230,926	(1,286,830)
Institutional Shares outstanding at beginning of period/year	2,725,998	4,012,828
Institutional Shares at end of period/year	2,956,924	2,725,998

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2021 (Unaudited)		For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Net Asset Value, Beginning of Period/Year	$8.53		$7.26	$9.28	$9.46	$9.54	$9.66
Investment Operations: Net investment income(a)	0.16		0.36	0.44	0.42	0.41	0.40
Net realized and unrealized gain (loss) on investments	0.06		1.37	(1.95)	(0.15)	(0.03)	(0.08)
Total from investment operations	0.22		1.73	(1.51)	0.27	0.38	0.32
Distributions from:
Net investment income	(0.16)		(0.10)	(0.48)	(0.36)	(0.40)	(0.38)
Net capital gains	—		—	—	—	—	—
Net return of capital	—		(0.36)	(0.03)	(0.09)	(0.06)	(0.06)
Total distributions	(0.16)		(0.46)	(0.51)	(0.45)	(0.46)	(0.44)
Net Asset Value, End of Period/Year	$8.59		$8.53	$7.26	$9.28	$9.46	$9.54
Total return	2.57	%(b)	24.47%	(17.15)%	2.87%	4.10%	3.41%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$25,391		$23,240	$29,118	$54,911	$35,511	$30,498
Ratio of expenses to average net assets Before fee waiver	1.66	%(c)	2.11%	1.78%	1.91%	2.73%	3.10%
After fee waiver(d)	1.66	%(c)	1.82%	1.71%	1.91%	2.59%	2.94%
Ratio of net investment income to average net assets	3.61	%(c)	4.60%	4.90%	4.49%	4.36%	4.19%
Portfolio turnover rate	15	%(b)	51%	67%	75%	71%	87	%(e)

(a)	Based on the average daily number of shares outstanding during the period/ year.
(b)	Not annualized.
(c)	Annualized.
(d)

Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.43% for the period ended November 30, 2021, 1.38% for the year ended May 31, 2021, 1.31% for the year ended May 31, 2020, 1.36% for the year ended May 31, 2019, 1.55% for the year ended May 31, 2018 and 1.60% for the year ended May 31, 2017.

(e)	Changed from 47% to 87%. Revision not considered material.

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

Notes to Financial Statements November 30, 2021

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. In addition, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by the Fund. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental actions, or natural disasters. The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

(Unaudited)	15

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

At November 30, 2021, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $2,022,982.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

16	CCM Alternative Income Fund

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended November 30, 2021, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2021	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$2,022,982	Matrix Pricing	Structure Average Life Years Spread to Benchmark Variance to Dealer Average	2 out of lockout with remaining maturity term range 0.19 years. The remaining FHA Security has a lockout range 0.58 Years. 0.15-1.51 (0.63) Years N+255 - N+342 (N+284) 1.33% - 1.52% (1.43%)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized

(Unaudited)	17

gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. Distributions received from the REITs and MLPs in which the Fund invests may be classified as return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions

18	CCM Alternative Income Fund

are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2021.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure

(Unaudited)	19

associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund may employ an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options, if any, are presented in the Schedule of Investments.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the times it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

20	CCM Alternative Income Fund

Short sales are collateralized by pledged securities held at the custodian, U.S. Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(Unaudited)	21

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2021 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	332,007	$2,872,758
Shares reinvested	43,577	373,904
Shares redeemed	(144,658)	(1,242,413)
Net Increase	230,926	$2,004,249

Transactions in shares of the Fund for the fiscal year ended May 31, 2021 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	501,749	$3,989,777
Shares reinvested	155,884	1,197,478
Shares redeemed	(1,944,463)	(14,922,715)
Net Decrease	(1,286,830)	$(9,735,460)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options, premiums paid and received, and futures, by the Fund for the six-month period ended November 30, 2021, were as follows:

Purchases:
U.S. Government	$–
Other	4,811,574
Sales and Maturities:
U.S. Government	$38,230
Other	3,825,200

At November 30, 2021, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$25,950,002
Gross unrealized appreciation	3,122,512
Gross unrealized depreciation	(873,597)
Net appreciation on investments	$2,248,915

22	CCM Alternative Income Fund

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The fair value of derivative instruments as of November 30, 2021, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liabilities Derivatives
Equity contracts	Net unrealized depreciation on futures contracts*	$4,855	$(24,945)
Interest rate contracts	Net unrealized depreciation on futures contracts*	71,933	(7,767)
		$76,788	$(32,712)

*	Amounts are included in cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the six-month period ended November 30, 2021, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Interest rate contracts
Futures Contracts	$(161,705)	$106,188	$(55,517)
Equity contracts
Futures Contracts	(167,933)	59,366	(108,567)
Options	(3,239)	(16,602)	(19,841)
	$(332,877)	$148,952	$(183,925)

The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the six-month period ended November 30, 2021:

	Interest Rate Contracts $	Equity Contracts $
Future Contracts:
Average Notional Balance Long	$—	$—
Average Notional Balance Short	$(4,055,135)	$(1,287,491)
Options Contracts
Average Notional Balance Long	$—	$22,071
Average Notional Balance Short	$—	$(15,883)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

(Unaudited)	23

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets.

For the six-month period ended November 30, 2021, the Advisor was entitled to receive advisory fees of $90,305.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2022. For the six-month period ended November 30, 2021, the Fund incurred expenses under the Services Plan of $24,082.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2022 to the extent total annualized expenses exceed 1.85% of the average daily net assets of the Institutional Shares. If at any time the Fund’s Total Annual Fund Operating Expenses for a year is less than 1.85%, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. There were no fees waived by the Advisor during the six-month period ended November 30, 2021.

As of November 30, 2021, fees previously waived and reimbursed by the Advisor which may be subject to possible future recoupment by the Advisor are as follows:

Expense Deferred in the Period Ending, November 30,
2019	2020	2021
Subject to Repayment until November 30,
2022	2023	2024	Total
$6,304	$76,212	$23,489	$106,005

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

24	CCM Alternative Income Fund

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2021	Fiscal Year Ended May 31, 2020
Distributions declared from:
Ordinary income	$332,030	$2,808,504
Return of Capital	1,087,983	190,003
Total Distributions	$1,420,013	$2,998,507

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2021, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(12,951,027)
Other temporary differences	(205,392)
Unrealized appreciation, net	2,727,671
Accumulated losses, net	$(10,428,748)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2021, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$9,395,396	$3,555,631	$12,951,027

During the year ended May 31, 2021, the Fund did not utilize capital loss carryforwards to offset capital gains.

(Unaudited)	25

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, disease (including pandemics), embargoes, tariffs or other trade barriers and international economic, political and regulatory developments.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such

26	CCM Alternative Income Fund

counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in the credit rating of a debt security or of the issuer of a debt security or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Derivatives Risk: Derivatives may pose risks in additional to, or greater than, those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. Fluctuations in the value of derivative instruments may not correlate perfectly with the overall securities markets.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance ("ESG") factors that the Fund applies in analyzing the portfolio composition of the Fund. The Advisor considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Financial Sector Risk: Financial sector risk is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital, among other factors.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible

(Unaudited)	27

securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

Hedging Transactions Risk: The Advisor, from time to time, may employ various hedging techniques. The success of the Fund's hedging strategy will be subject to the Advisor's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Advisor's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

LIBOR Risk: Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying

28	CCM Alternative Income Fund

market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the transition. All of the aforementioned may adversely affect the Fund's performance or NAV.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and

(Unaudited)	29

other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Small- and Medium-Sized Companies Risk: The Fund may invest in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the frequency and volume of trading in small- and medium-size companies is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities

30	CCM Alternative Income Fund

the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 8 – NEW ACCOUNTING PRONOUNCEMENTS

In November, 2016, the Financial Accounting Standards Board issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require that the statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. Management has evaluated the impact of this new guidance, and the Fund no longer reports the change in restricted cash and cash equivalents in the operating and investing sections in the Statement of Cash Flows. Restricted cash and cash equivalents are now included in the beginning and end of the period as cash and cash equivalents on the Statement of Cash Flows. These changes have been applied using a retrospective transition method to each period presented.

In March 2020, the Financial Accounting Standards Board issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	31

LIQUIDITY RISK MANAGEMENT PROGRAM November 30, 2021

The Trust has implemented a liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRM Program’s principal objectives include assessing, managing, and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that a fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund.

In accordance with the requirements of Rule 22e-4, the program administrator conducted an annual review of the LRM Program and, in July 2020 and July 2021, provided the Board of Trustees (the “Board”) with a report addressing the operation of the LRM Program and assessing its adequacy and effectiveness of implementation for the period from (i) June 1, 2019 through June 30, 2020 (the "2020 Report"); and (ii) June 1, 2020 through June 30, 2021 (the "2021 Report"), respectively. For both the 2020 Report and the 2021 Report, the program administrator reported to the Board as to the following, among other things:

●	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of its shareholders;

●	there were no material changes to the LRM Program during the year;

●	the Fund’s strategy continued to be effective for an open-end mutual fund;

●	the implementation of the LRM Program was effective to manage the Fund’s liquidity risk; and

●	the LRM Program operated adequately during the period.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

32	CCM Alternative Income Fund

November 30, 2021

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Funds Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Semi-Annual Report 2021

COMMUNITY CAPITAL TRUST

November 30, 2021

CCM COMMUNITY IMPACT BOND FUND (The “FUND”)

TABLE OF CONTENTS

Fund Profile	2
Expenses	3
Schedule of Investments	4
Statement of Assets and Liabilities	51
Statement of Operations	52
Statements of Changes in Net Assets	53
Financial Highlights	55
Notes to Financial Statements	58
Liquidity Risk Management Program	70

2	The CCM Community Impact Bond Fund

Fund Profile November 30, 2021

Top Ten Holdings*
(% of Net Assets)
JPMorgan Chase, 02/16/2025	1.29%
U.S. Treasury Notes, 07/31/2028	1.25%
U.S. Treasury Notes, 05/31/2026	1.16%
Bank of America Corp. MTN, 09/25/2025	0.98%
salesforce.com, 07/15/2028	0.98%
FHLMC Multifamily Structured Pass Through Certificates, Ser F100, Cl AS, 01/25/2028	0.90%
Bank of America Corp. MTN, 05/19/2024	0.85%
JPMorgan Chase, 09/16/2024	0.85%
U.S. Treasury Notes, 09/30/2028	0.78%
FHLMC Multiclass Certificates Ser P009, Cl A1, 01/25/2031	0.77%
9.81%
*Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)
Asset-Backed Securities	7.13%
Bank Deposit	2.57%
Corporate Bonds	12.92%
FGLMC Single Family	9.34%
FHA Project Loans	0.27%
FHLB	0.69%
FHMS Multifamily	6.53%
FNMA Multifamily	9.69%
FNMA Single Family	16.66%
GNMA Multifamily	10.82%
GNMA Single Family	0.68%
HUD	0.02%
Money Market Fund	3.04%
Municipal Bonds	12.23%
Small Business Administration	1.17%
Small Business Administration Participation Certificates	0.26%
Tennessee Valley Authority	0.44%
U.S. Treasury Notes	5.06%
USDA Loan	0.49%
Liabilities in Excess of Other Assets	(0.01)%
100.00%

2

(Unaudited)	3

Expenses November 30, 2021

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2021 and held for the six-month period ended November 30, 2021.

Actual expenses (Unaudited)

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period* June 1, 2021 Through November 30, 2021
Actual	CRA Shares	$1,000.00	$993.10	$4.40
	Institutional Shares	1,000.00	994.40	2.15
	Retail Shares	1,000.00	993.60	3.90
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020.66	$4.46
	Institutional Shares	1,000.00	1,022.91	2.18
	Retail Shares	1,000.00	1,021.16	3.95

*    Expenses are equal to the annualized expense ratio of 0.88%, 0.43% and 0.78% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (0.69)%, (0.56)% and (0.64)% for the period June 1, 2021 to November 30, 2021 for CRA Shares, Institutional Shares and Retail Shares, respectively.

4	The CCM Community Impact Bond Fund

Schedule of Investments November 30, 2021

	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 57.06%
FGLMC Single Family - 9.34%
Pool QN8332, 2.00%, 11/01/2036	$380,829	$391,278
Pool QB3154, 2.00%, 09/01/2050	3,184,389	3,189,054
Pool QB3835, 2.00%, 09/01/2050	3,617,834	3,623,134
Pool QB3978, 2.00%, 09/01/2050	4,015,875	4,021,758
Pool RA3677, 2.00%, 09/01/2050	1,824,632	1,827,300
Pool QB4065, 2.00%, 10/01/2050	1,853,964	1,856,680
Pool QB4506, 2.00%, 10/01/2050	4,325,575	4,331,912
Pool QB5044, 2.00%, 11/01/2050	2,940,325	2,944,632
Pool QB5903, 2.00%, 11/01/2050	1,806,728	1,810,616
Pool QB6583, 2.00%, 12/01/2050	1,649,283	1,651,699
Pool QB7302, 2.00%, 01/01/2051	2,751,708	2,757,630
Pool QB8043, 2.00%, 01/01/2051	2,559,676	2,568,784
Pool QB8769, 2.00%, 02/01/2051	3,841,625	3,847,257
Pool QB9466, 2.00%, 03/01/2051	6,946,097	6,956,280
Pool RA4768, 2.00%, 03/01/2051	3,352,736	3,357,651
Pool RA4907, 2.00%, 03/01/2051	1,942,910	1,945,758
Pool RA4957, 2.00%, 03/01/2051	2,270,319	2,273,647
Pool QC0480, 2.00%, 04/01/2051	4,108,502	4,125,827
Pool QC1370, 2.00%, 04/01/2051	3,547,034	3,555,944
Pool RA5067, 2.00%, 04/01/2051	1,750,466	1,753,031
Pool QC2682, 2.00%, 06/01/2051	764,056	766,412
Pool QC3549, 2.00%, 06/01/2051	943,502	945,872
Pool QC4340, 2.00%, 07/01/2051	3,608,532	3,613,822
Pool RA5570, 2.00%, 07/01/2051	2,188,890	2,192,099
Pool RA5594, 2.00%, 07/01/2051	2,117,641	2,120,745
Pool QC5139, 2.00%, 08/01/2051	4,575,164	4,596,148
Pool QC6098, 2.00%, 08/01/2051	1,389,731	1,396,948
Pool RA5698, 2.00%, 08/01/2051	2,305,637	2,309,017
Pool QC6906, 2.00%, 09/01/2051	2,955,079	2,971,778
Pool QC8223, 2.00%, 10/01/2051	3,298,316	3,315,975
Pool QC9420, 2.00%, 10/01/2051	2,004,006	2,014,973
Pool RA6095, 2.00%, 10/01/2051	2,135,728	2,150,113
Pool QD1137, 2.00%, 11/01/2051	1,625,336	1,628,837
Pool QD2417, 2.00%, 12/01/2051	639,243	641,047
Pool RA2477, 2.50%, 04/01/2050	1,093,356	1,122,119
Pool RA2531, 2.50%, 05/01/2050	2,391,303	2,467,589
Pool RA2532, 2.50%, 05/01/2050	803,780	826,509
Pool RA2612, 2.50%, 05/01/2050	5,888,115	6,043,456
Pool QB0264, 2.50%, 06/01/2050	1,051,343	1,079,167
Pool QB0406, 2.50%, 06/01/2050	672,900	691,914
Pool QB0768, 2.50%, 07/01/2050	163,346	167,619
Pool QB0769, 2.50%, 07/01/2050	1,664,962	1,708,759
Pool QB0821, 2.50%, 07/01/2050	642,394	659,447
Pool QB1534, 2.50%, 07/01/2050	1,429,368	1,467,423
Pool QB1536, 2.50%, 07/01/2050	904,289	927,945
Pool QB1680, 2.50%, 07/01/2050	1,003,136	1,029,378
Pool RA3120, 2.50%, 07/01/2050	3,058,932	3,139,835
Pool QB2045, 2.50%, 08/01/2050	3,239,075	3,323,808
Pool QB2636, 2.50%, 08/01/2050	1,412,468	1,449,417
Pool QB2675, 2.50%, 08/01/2050	1,576,111	1,619,484

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal
	Amount	Value
Pool QB2739, 2.50%, 08/01/2050	$1,939,770	$1,990,514
Pool RA3298, 2.50%, 08/01/2050	3,919,898	4,023,638
Pool RA3322, 2.50%, 08/01/2050	1,179,493	1,210,439
Pool RA3381, 2.50%, 08/01/2050	3,249,120	3,335,036
Pool QB3152, 2.50%, 09/01/2050	2,952,507	3,029,744
Pool QB3834, 2.50%, 09/01/2050	2,279,219	2,339,885
Pool QB3976, 2.50%, 09/01/2050	2,424,067	2,490,205
Pool RA3545, 2.50%, 09/01/2050	981,178	1,006,846
Pool QB4066, 2.50%, 10/01/2050	790,916	813,571
Pool QB4507, 2.50%, 10/01/2050	2,748,330	2,822,143
Pool QB5042, 2.50%, 11/01/2050	5,259,701	5,397,293
Pool QB5904, 2.50%, 11/01/2050	2,447,440	2,512,600
Pool QB7304, 2.50%, 01/01/2051	1,108,875	1,139,121
Pool QC1163, 2.50%, 04/01/2051	1,584,044	1,626,270
Pool QC1953, 2.50%, 05/01/2051	2,825,296	2,903,837
Pool QC2684, 2.50%, 06/01/2051	1,207,285	1,240,267
Pool QC3550, 2.50%, 07/01/2051	3,258,972	3,348,006
Pool QC4341, 2.50%, 07/01/2051	1,879,278	1,929,671
Pool QC5136, 2.50%, 08/01/2051	3,330,920	3,431,254
Pool QC6096, 2.50%, 08/01/2051	2,717,196	2,798,557
Pool QC6907, 2.50%, 09/01/2051	1,315,277	1,355,057
Pool QC8222, 2.50%, 10/01/2051	1,422,733	1,467,082
Pool QC9422, 2.50%, 10/01/2051	1,973,370	2,035,512
Pool QD1136, 2.50%, 11/01/2051	1,883,688	1,934,201
Pool QD2418, 2.50%, 12/01/2051	2,889,866	2,965,464
Pool Q16506, 3.00%, 02/01/2043	16,033	16,663
Pool Q40627, 3.00%, 05/01/2046	2,307,640	2,424,609
Pool Q41877, 3.00%, 07/01/2046	1,257,462	1,324,777
Pool Q43158, 3.00%, 09/01/2046	809,866	852,869
Pool Q44344, 3.00%, 11/01/2046	350,341	368,367
Pool Q44395, 3.00%, 11/01/2046	1,538,625	1,616,478
Pool Q45623, 3.00%, 01/01/2047	3,087,297	3,250,231
Pool QA2069, 3.00%, 08/01/2049	515,544	536,346
Pool QA2173, 3.00%, 08/01/2049	787,652	820,083
Pool RA1190, 3.00%, 08/01/2049	194,335	201,769
Pool QA2405, 3.00%, 09/01/2049	495,117	514,185
Pool QA3109, 3.00%, 09/01/2049	1,078,822	1,120,791
Pool QA3562, 3.00%, 10/01/2049	1,571,450	1,639,699
Pool QA4231, 3.00%, 11/01/2049	1,743,210	1,814,235
Pool QA4780, 3.00%, 11/01/2049	926,672	963,474
Pool RA1773, 3.00%, 11/01/2049	1,189,925	1,239,694
Pool QA5579, 3.00%, 12/01/2049	1,539,393	1,602,888
Pool QA5721, 3.00%, 01/01/2050	1,446,356	1,507,792
Pool QA5900, 3.00%, 01/01/2050	666,700	696,663
Pool QA6535, 3.00%, 01/01/2050	1,524,543	1,585,507
Pool RA2089, 3.00%, 01/01/2050	517,571	537,847
Pool QA6834, 3.00%, 02/01/2050	679,030	705,215
Pool QA7417, 3.00%, 02/01/2050	1,339,965	1,391,672
Pool QA7634, 3.00%, 03/01/2050	1,698,502	1,767,053
Pool QA8482, 3.00%, 03/01/2050	1,661,723	1,731,141
Pool QB0265, 3.00%, 06/01/2050	578,622	601,804
Pool QB0757, 3.00%, 07/01/2050	1,077,541	1,125,300
Pool QB0816, 3.00%, 07/01/2050	598,810	625,088
Pool QB1681, 3.00%, 07/01/2050	809,491	846,022

The accompanying notes are an integral part of the financial statements.

6	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool QB2046, 3.00%, 08/01/2050	$1,710,886	$1,785,353
Pool QB2674, 3.00%, 08/01/2050	1,699,945	1,769,612
Pool QB3153, 3.00%, 09/01/2050	1,863,686	1,945,334
Pool SD8108, 3.00%, 11/01/2050	16,866,352	17,517,359
Pool Q07121, 3.50%, 04/01/2042	26,787	28,172
Pool Q07398, 3.50%, 04/01/2042	47,379	50,144
Pool Q37430, 3.50%, 11/01/2045	88,668	95,136
Pool Q38376, 3.50%, 01/01/2046	652,453	699,934
Pool Q39359, 3.50%, 03/01/2046	1,174,237	1,259,625
Pool Q40641, 3.50%, 05/01/2046	438,943	470,830
Pool Q45628, 3.50%, 01/01/2047	2,471,914	2,653,771
Pool Q47221, 3.50%, 03/01/2047	575,463	610,928
Pool Q48279, 3.50%, 05/01/2047	658,048	697,536
Pool Q49035, 3.50%, 06/01/2047	551,486	582,198
Pool Q49605, 3.50%, 07/01/2047	348,689	367,919
Pool Q50514, 3.50%, 08/01/2047	54,447	57,348
Pool Q50393, 3.50%, 09/01/2047	1,479,655	1,570,193
Pool Q50943, 3.50%, 09/01/2047	380,862	400,747
Pool Q51685, 3.50%, 10/01/2047	1,245,945	1,323,740
Pool V83539, 3.50%, 10/01/2047	1,115,950	1,182,735
Pool Q52610, 3.50%, 11/01/2047	1,375,275	1,476,298
Pool V83815, 3.50%, 12/01/2047	903,795	960,369
Pool Q53325, 3.50%, 01/01/2048	957,975	1,011,466
Pool Q54012, 3.50%, 01/01/2048	1,496,879	1,586,572
Pool Q54511, 3.50%, 02/01/2048	1,296,189	1,371,600
Pool Q54585, 3.50%, 02/01/2048	1,300,433	1,373,078
Pool Q54876, 3.50%, 03/01/2048	589,854	623,707
Pool Q55002, 3.50%, 03/01/2048	1,428,251	1,508,246
Pool Q62396, 3.50%, 04/01/2049	318,533	336,270
Pool QA2070, 3.50%, 08/01/2049	547,553	579,934
Pool QA2301, 3.50%, 08/01/2049	558,419	589,234
Pool QA3110, 3.50%, 09/01/2049	801,839	847,383
Pool QA3982, 3.50%, 10/01/2049	702,223	738,291
Pool QA4885, 3.50%, 11/01/2049	415,978	438,640
Pool QA6536, 3.50%, 01/01/2050	811,370	857,778
Pool QA7418, 3.50%, 02/01/2050	757,560	799,323
Pool Q39374, 4.00%, 03/01/2046	49,920	53,467
Pool Q47223, 4.00%, 03/01/2047	484,511	526,296
Pool Q47775, 4.00%, 04/01/2047	713,191	769,896
Pool Q48287, 4.00%, 05/01/2047	1,499,887	1,613,061
Pool Q48819, 4.00%, 06/01/2047	1,756,056	1,888,624
Pool Q49040, 4.00%, 06/01/2047	2,819,574	3,033,545
Pool Q49606, 4.00%, 07/01/2047	1,923,868	2,073,259
Pool Q49898, 4.00%, 08/01/2047	528,482	567,794
Pool Q50396, 4.00%, 08/01/2047	59,540	63,769
Pool Q50397, 4.00%, 08/01/2047	2,025,896	2,177,429
Pool Q50951, 4.00%, 09/01/2047	990,139	1,065,555
Pool Q51686, 4.00%, 10/01/2047	867,536	931,238
Pool V83540, 4.00%, 10/01/2047	807,897	872,747
Pool Q53883, 4.00%, 01/01/2048	721,715	776,694
Pool Q54464, 4.00%, 02/01/2048	797,514	856,687
Pool Q54586, 4.00%, 02/01/2048	2,994,138	3,222,211
Pool Q54877, 4.00%, 02/01/2048	651,790	700,960
Pool Q55004, 4.00%, 03/01/2048	1,239,448	1,333,861

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal
	Amount	Value
Pool Q55631, 4.00%, 04/01/2048	$1,371,961	$1,476,390
Pool Q56253, 4.00%, 05/01/2048	1,517,139	1,641,657
Pool Q56469, 4.00%, 06/01/2048	563,767	609,256
Pool Q56900, 4.00%, 06/01/2048	1,125,087	1,214,717
Pool Q57029, 4.00%, 07/01/2048	732,398	784,698
Pool Q57388, 4.00%, 07/01/2048	600,695	643,001
Pool Q57694, 4.00%, 08/01/2048	644,387	695,724
Pool Q58271, 4.00%, 09/01/2048	590,336	634,994
Pool Q58366, 4.00%, 09/01/2048	198,706	212,507
Pool Q58774, 4.00%, 10/01/2048	917,031	985,318
Pool Q59058, 4.00%, 10/01/2048	417,396	446,416
Pool Q59686, 4.00%, 11/01/2048	707,270	758,296
Pool Q60213, 4.00%, 12/01/2048	584,056	625,891
Pool Q60598, 4.00%, 01/01/2049	317,650	338,492
Pool Q61151, 4.00%, 01/01/2049	744,673	798,346
Pool Q61387, 4.00%, 02/01/2049	743,053	797,215
Pool Q61800, 4.00%, 03/01/2049	791,809	847,275
Pool Q61986, 4.00%, 03/01/2049	1,405,221	1,497,987
Pool Q62397, 4.00%, 04/01/2049	926,143	987,386
Pool QA2406, 4.00%, 09/01/2049	530,512	570,337
Pool QA4064, 4.00%, 10/01/2049	536,278	573,579
Pool A91363, 4.50%, 03/01/2040	79,842	85,823
Pool A91756, 4.50%, 03/01/2040	181,270	195,142
Pool A93467, 4.50%, 08/01/2040	75,811	81,492
Pool Q01597, 4.50%, 05/01/2041	130,542	140,325
Pool Q02377, 4.50%, 07/01/2041	144,431	155,313
Pool Q47624, 4.50%, 04/01/2047	540,997	588,026
Pool Q48294, 4.50%, 05/01/2047	402,036	433,717
Pool Q49044, 4.50%, 07/01/2047	825,656	899,957
Pool Q49608, 4.50%, 07/01/2047	253,895	273,342
Pool Q49902, 4.50%, 08/01/2047	256,296	278,712
Pool Q55774, 4.50%, 04/01/2048	564,114	606,713
Pool Q56476, 4.50%, 05/01/2048	802,716	875,768
Pool Q56906, 4.50%, 06/01/2048	1,623,063	1,766,925
Pool Q57389, 4.50%, 07/01/2048	736,309	797,205
Pool Q57906, 4.50%, 08/01/2048	1,329,157	1,459,294
Pool Q58775, 4.50%, 09/01/2048	1,433,393	1,554,178
Pool Q59454, 4.50%, 11/01/2048	161,606	173,752
Pool Q60215, 4.50%, 11/01/2048	1,063,546	1,152,860
Pool Q61389, 4.50%, 02/01/2049	108,211	116,205
Pool A91364, 5.00%, 03/01/2040	170,663	187,053
Pool A92906, 5.00%, 07/01/2040	259,370	287,228
Pool A56707, 5.50%, 01/01/2037	60,728	67,429
Pool A58653, 5.50%, 03/01/2037	52,625	58,457
Pool A68746, 5.50%, 10/01/2037	129,599	143,995
Pool A76192, 5.50%, 04/01/2038	264,954	297,618
Pool A76444, 5.50%, 04/01/2038	102,167	113,487
Pool A78742, 5.50%, 06/01/2038	544,722	621,547
Pool G06072, 6.00%, 06/01/2038	262,208	306,858
Pool G06073, 6.50%, 10/01/2037	514,687	597,860
		313,901,661

FHA Project Loans - 0.27%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,790,049	2,748,031
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,394,322	5,600,615

The accompanying notes are an integral part of the financial statements.

8	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	$571,386	$583,366
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	141,705	141,707
		9,073,719

FHLB - 0.69%
Pool 5109, 1.38%, 02/17/2023	22,870,000	23,167,205

FHMS Multifamily - 6.53%
Pool K-F100, 0.23%, (SOFR30A+0.180%), 01/25/2028	30,421,228	30,361,091
Pool K-F122, 0.24%, (SOFR30A+0.190%), 09/25/2031	4,000,000	3,989,936
Pool F118, 0.25%, (SOFR30A+0.200%), 07/25/2028	4,628,000	4,625,058
Pool F116, 0.26%, (SOFR30A+0.210%), 06/25/2028	13,937,000	13,919,687
Pool F113, 0.28%, (SOFR30A+0.230%), 05/25/2028	9,339,763	9,339,763
Pool KF97, 0.30%, (SOFR30A+0.250%), 12/25/2030	3,953,491	3,949,905
Pool F105, 0.30%, (SOFR30A+0.250%), 02/25/2031	14,205,000	14,198,346
Pool KF36, 0.43%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	1,929,681	1,931,686
Pool KJ33, 0.44%, 12/25/2025	3,274,281	3,238,411
Pool Q012, 0.58%, 08/25/2025	3,051,851	3,019,539
Pool 2021-SB83, 0.63%, 01/25/2026 (c)	3,191,857	3,127,804
Pool 2021-SB82, 0.67%, 11/25/2025 (c)	2,507,461	2,457,759
Pool KG03, 0.70%, 04/25/2029 (c)	1,500,000	1,458,112
Pool SB87, 0.78%, 04/25/2041 (c)	4,745,880	4,671,671
Pool P003, 0.83%, 02/25/2031	6,375,739	6,099,989
Pool KG04, 0.85%, 06/25/2030	8,929,471	8,594,855
Pool 2021-SB82, 0.86%, 12/25/2027 (c)	2,979,986	2,898,283
Pool K123, 0.93%, 06/25/2030	2,882,830	2,800,719
Pool K124, 0.96%, 08/25/2030	2,829,017	2,748,579
Pool Q012, 1.01%, 08/25/2030	4,599,991	4,427,845
Pool SB87, 1.07%, 04/25/2028 (c)	1,248,276	1,227,922
Pool P009, 1.13%, 01/25/2031	26,304,466	25,886,409
Pool WA4405, 1.15%, 05/01/2027	3,294,319	3,284,237
Pool K131, 1.16%, 01/25/2031	3,987,732	3,908,399
Pool 2021-P011, 1.20%, 09/25/2031	828,099	813,746
Pool WN1107, 1.27%, 08/01/2026	10,500,000	10,440,609
Pool KG03, 1.30%, 06/25/2030 (c)	8,000,000	7,749,242
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,788,439
Pool K109, 1.56%, 04/25/2030	1,500,000	1,484,214
Pool Q014, 1.56%, 01/25/2036	2,746,065	2,674,685
Pool K741, 1.60%, 12/25/2027	20,000,000	20,075,620
Pool 2021-ML08, 1.88%, 07/25/2037	1,389,906	1,391,254
Pool 2021-ML08, 1.90%, 11/25/2037	1,784,756	1,790,886
Pool WA1102, 1.92%, 12/01/2028	1,009,010	1,029,649
Pool WN0034, 1.94%, 04/01/2037	846,333	826,388
Pool K094, 2.70%, 04/25/2029	3,911,758	4,151,162
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	684,044	692,108
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	625,909	641,194
		219,715,201

FNMA Multifamily - 9.69%
Pool BS1397, 0.29%, (SOFR30A+0.240%), 03/01/2031	7,970,000	7,966,566
Pool BS1398, 0.29%, (SOFR30A+0.240%), 03/01/2031	1,930,000	1,929,168
Pool BS1399, 0.29%, (SOFR30A+0.240%), 03/01/2031	9,120,000	9,116,070
Pool BL4132, 0.31%, (SOFR30A+0.260%), 04/01/2031	12,880,000	12,875,138
Pool BS1200, 0.95%, 02/01/2028	3,370,000	3,259,847

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal
	Amount	Value
Pool BS1201, 0.95%, 02/01/2028	$6,860,000	$6,616,515
Pool BS1033, 1.02%, 02/01/2028	7,418,493	7,202,087
Pool BS1139, 1.04%, 02/01/2028	2,400,000	2,340,688
Pool BL8108, 1.19%, 09/01/2032	2,922,793	2,779,341
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,606,937
Pool BL7892, 1.24%, 08/01/2030	6,329,072	6,150,038
Pool BL7247, 1.25%, 06/01/2030	3,089,342	3,012,863
Pool BL7686, 1.28%, 08/01/2030	2,918,026	2,844,493
Pool BL7010, 1.30%, 06/01/2030	10,000,000	9,718,750
Pool BL7898, 1.31%, 08/01/2032	8,100,000	7,673,206
Pool BL8103, 1.32%, 12/01/2030	7,081,798	6,898,208
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,810,111
Pool BL8013, 1.36%, 08/01/2035	4,280,196	4,020,458
Pool BL8014, 1.36%, 08/01/2035	3,952,455	3,712,606
Pool BS0025, 1.38%, 12/01/2030	7,844,744	7,676,242
Pool BS0596, 1.38%, 01/01/2031	200,000	193,980
Pool BL7636, 1.41%, 07/01/2032	1,100,000	1,054,730
Pool M1S, 1.43%, 12/25/2030 (c)	13,550,000	13,166,780
Pool BL7257, 1.44%, 06/01/2032	405,478	394,414
Pool BS1017, 1.45%, 02/01/2031	3,120,000	3,046,984
Pool BL9838, 1.48%, 12/01/2030	2,386,000	2,343,042
Pool BL6827, 1.50%, 06/01/2032	6,162,293	6,061,080
Pool BS1482, 1.61%, 03/01/2031	1,479,816	1,470,426
Pool BS0391, 1.63%, 01/01/2033	4,621,000	4,519,874
Pool BL7351, 1.65%, 07/01/2030	655,000	652,953
Pool BS0179, 1.67%, 01/01/2033	4,775,000	4,692,388
Pool BL7338, 1.81%, 07/01/2032	1,749,199	1,752,363
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,674,852
Pool BS2625, 1.89%, 07/01/2031	4,645,000	4,679,296
Pool BL6240, 1.94%, 03/01/2030	750,000	765,649
Pool BS1922, 2.03%, 05/01/2031	2,000,000	2,039,321
Pool AN2159, 2.06%, 12/01/2022	1,367,179	1,366,838
Pool BL6159, 2.06%, 03/01/2030	1,804,570	1,861,800
Pool BL5261, 2.18%, 03/01/2030	1,932,345	2,006,568
Pool AM1491, 2.24%, 11/01/2022	1,599,816	1,613,487
Pool AN1684, 2.30%, 06/01/2023	2,540,636	2,586,449
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,541,185
Pool AM1114, 2.34%, 11/01/2022	1,017,325	1,026,532
Pool BL5452, 2.41%, 01/01/2030	3,372,777	3,557,251
Pool BL4589, 2.45%, 10/01/2029	6,392,277	6,752,016
Pool AM2198, 2.48%, 01/01/2023	89,072	90,201
Pool BL4134, 2.52%, 02/01/2034	667,786	711,225
Pool AN3584, 2.53%, 11/01/2028	1,000,000	1,058,809
Pool AN1381, 2.56%, 08/01/2026	872,370	915,811
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,385,377
Pool AN1428, 2.69%, 04/01/2026	559,698	588,292
Pool AM9007, 2.78%, 05/01/2025	461,103	483,009
Pool AM8561, 2.82%, 04/01/2025	3,930,007	4,118,593
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,852,920
Pool AN0876, 2.85%, 02/01/2026	1,338,990	1,414,067
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,284,891
Pool 471460, 2.88%, 06/01/2022	820,416	821,983
Pool AN6823, 2.95%, 09/01/2029	2,464,000	2,680,540
Pool AN5781, 2.96%, 06/01/2029	461,075	485,394

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool AN8458, 2.97%, 02/01/2025	$4,856,837	$5,099,782
Pool AN5536, 2.97%, 05/01/2027	3,167,939	3,392,208
Pool BL2741, 2.97%, 06/01/2029	3,367,289	3,650,352
Pool AN6926, 3.00%, 11/01/2032	974,394	1,064,435
Pool BL4558, 3.00%, 11/01/2035	828,944	905,257
Pool AN7354, 3.03%, 11/01/2027	2,590,867	2,793,776
Pool AN3838, 3.05%, 01/01/2022	463,879	463,783
Pool AN5273, 3.06%, 05/01/2027	390,848	420,403
Pool AN6579, 3.06%, 09/01/2027	1,413,475	1,482,905
Pool AN5758, 3.09%, 06/01/2027	1,457,849	1,535,121
Pool BL2603, 3.10%, 05/01/2029	5,540,725	6,031,571
Pool AN4301, 3.15%, 01/01/2027	484,983	522,837
Pool AN8567, 3.15%, 03/01/2028	7,171,859	7,795,260
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,832,214
Pool AN8521, 3.19%, 03/01/2028	2,433,885	2,559,210
Pool AN9141, 3.20%, 05/01/2025	1,279,028	1,311,255
Pool AN6262, 3.20%, 08/01/2027	499,580	542,633
Pool AN6232, 3.20%, 08/01/2029	4,927,057	5,425,572
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,359,856
Pool AN4133, 3.21%, 01/01/2033	227,907	253,450
Pool AM8227, 3.21%, 03/01/2033	88,272	97,108
Pool AM9393, 3.23%, 07/01/2025	891,472	948,825
Pool AN5792, 3.30%, 04/01/2034	907,188	1,021,640
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,586,332
Pool AM9780, 3.31%, 03/01/2031	370,173	391,739
Pool BL2249, 3.32%, 04/01/2029	793,015	872,361
Pool AM6620, 3.34%, 08/01/2024	523,644	523,339
Pool BL2377, 3.34%, 05/01/2031	2,847,931	3,198,657
Pool AN8814, 3.36%, 04/01/2028	942,265	1,035,371
Pool AN4505, 3.36%, 02/01/2032	955,938	1,072,600
Pool AM3973, 3.37%, 07/01/2023	3,126,911	3,146,925
Pool AN5418, 3.40%, 05/01/2033	750,000	853,737
Pool AM5986, 3.44%, 06/01/2026	577,961	624,710
Pool AN9534, 3.45%, 06/01/2025	2,361,379	2,516,855
Pool BL0478, 3.57%, 10/01/2025	1,998,370	2,084,595
Pool AN1108, 3.76%, 03/01/2046	270,158	305,314
Pool AN4171, 3.79%, 01/01/2035	785,526	823,897
Pool AN9844, 3.80%, 07/01/2030	779,341	892,866
Pool BL1090, 3.82%, 12/01/2025	958,456	1,005,213
Pool AM9376, 3.83%, 07/01/2045	449,587	513,898
Pool AN0360, 3.95%, 12/01/2045	100,000	123,931
Pool AN4676, 4.10%, 03/01/2047	1,248,585	1,467,503
Pool AM5197, 4.20%, 01/01/2030	379,519	442,677
Pool 468251, 4.76%, 06/01/2026	546,107	604,413
Pool 466907, 5.13%, 03/01/2026	350,112	386,199
Pool 465394, 5.20%, 03/01/2026	471,166	520,724
Pool 463895, 5.25%, 10/01/2025	329,425	363,276
Pool 874487, 5.52%, 05/01/2025	421,656	430,046
Pool 874481, 5.75%, 04/01/2022	2,958,285	2,956,594
Pool 387005, 5.95%, 06/01/2022	285,624	285,440
Pool 873949, 5.95%, 09/01/2024	1,064,549	1,063,864
Pool 463839, 5.96%, 11/01/2027	581,755	637,369
Pool 873679, 6.10%, 06/01/2024	373,192	372,953
Pool 467914, 6.10%, 04/01/2041	472,769	552,325

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal
	Amount	Value
Pool 463997, 6.12%, 12/01/2027	$886,189	$982,004
Pool 464836, 6.23%, 03/01/2028	1,516,038	1,723,278
Pool 465260, 6.33%, 06/01/2028	1,376,508	1,530,748
Pool 464254, 6.34%, 11/01/2027	2,367,942	2,628,598
Pool 464969, 6.34%, 04/01/2028	2,414,316	2,806,608
Pool 464632, 6.50%, 02/01/2028	431,937	496,430
Pool 465588, 6.55%, 07/01/2028	526,711	610,605
Pool 466756, 6.59%, 12/01/2028	1,612,274	1,803,948
Pool 464573, 6.72%, 02/01/2040	2,117,425	2,384,154
Pool 466595, 6.78%, 11/01/2025	3,359,701	3,757,775
Pool 469854, 8.26%, 12/01/2026	1,519,523	1,844,556
		325,654,582

FNMA Single Family - 16.66%
Pool BU1090, 1.50%, 10/01/2036	334,876	337,191
Pool BQ1545, 2.00%, 09/01/2050	3,819,407	3,825,002
Pool BQ1571, 2.00%, 09/01/2050	5,286,659	5,294,404
Pool BQ1603, 2.00%, 09/01/2050	1,967,270	1,973,842
Pool BQ2362, 2.00%, 09/01/2050	3,935,368	3,941,132
Pool BQ3064, 2.00%, 09/01/2050	3,072,446	3,076,946
Pool CA7182, 2.00%, 09/01/2050	1,982,778	1,985,674
Pool BP7434, 2.00%, 10/01/2050	1,106,215	1,107,834
Pool BQ3112, 2.00%, 10/01/2050	2,381,363	2,384,851
Pool BQ4812, 2.00%, 10/01/2050	3,603,631	3,608,910
Pool BQ4876, 2.00%, 10/01/2050	2,555,978	2,559,722
Pool CA7287, 2.00%, 10/01/2050	2,198,756	2,201,973
Pool BQ5814, 2.00%, 11/01/2050	2,363,569	2,367,032
Pool BQ7638, 2.00%, 11/01/2050	2,303,815	2,307,190
Pool CA7661, 2.00%, 11/01/2050	2,806,294	2,810,405
Pool CA8322, 2.00%, 12/01/2050	2,234,298	2,237,571
Pool BR0679, 2.00%, 01/01/2051	3,815,888	3,821,478
Pool BR1282, 2.00%, 01/01/2051	2,226,029	2,229,293
Pool BQ4492, 2.00%, 02/01/2051	1,177,756	1,179,483
Pool BR3230, 2.00%, 02/01/2051	4,806,666	4,826,933
Pool CA9082, 2.00%, 02/01/2051	4,063,743	4,069,697
Pool BR4749, 2.00%, 03/01/2051	1,742,863	1,746,617
Pool BR5454, 2.00%, 03/01/2051	8,236,945	8,249,021
Pool BR7691, 2.00%, 04/01/2051	9,480,230	9,494,128
Pool BR9146, 2.00%, 05/01/2051	2,209,393	2,214,943
Pool CB0668, 2.00%, 05/01/2051	2,351,292	2,354,739
Pool BT0121, 2.00%, 06/01/2051	1,418,038	1,421,093
Pool BT1268, 2.00%, 07/01/2051	3,314,153	3,319,012
Pool BT1347, 2.00%, 07/01/2051	4,320,936	4,330,243
Pool BR2232, 2.00%, 08/01/2051	798,340	803,352
Pool BT2780, 2.00%, 08/01/2051	6,672,121	6,681,903
Pool BT7189, 2.00%, 08/01/2051	4,363,338	4,385,999
Pool BT9013, 2.00%, 08/01/2051	1,478,937	1,487,189
Pool BT7259, 2.00%, 09/01/2051	5,933,398	5,966,048
Pool BT7351, 2.00%, 10/01/2051	6,277,374	6,316,737
Pool BU1092, 2.00%, 10/01/2051	4,509,562	4,538,538
Pool BU2995, 2.00%, 10/01/2051	1,309,524	1,314,731
Pool BU3147, 2.00%, 10/01/2051	486,607	489,621
Pool CB1941, 2.00%, 10/01/2051	9,405,912	9,460,516
Pool BU1004, 2.00%, 11/01/2051	3,467,051	3,474,518
Pool BU7796, 2.00%, 11/01/2051	1,645,460	1,647,872

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool BU5889, 2.00%, 12/01/2051	$2,068,105	$2,071,137
Pool AB7486, 2.50%, 12/01/2042	1,836,048	1,882,236
Pool BP5424, 2.50%, 05/01/2050	1,046,658	1,074,511
Pool CA5693, 2.50%, 05/01/2050	1,472,314	1,514,819
Pool BP5447, 2.50%, 06/01/2050	800,989	822,586
Pool BP5470, 2.50%, 06/01/2050	466,134	478,555
Pool BP5498, 2.50%, 06/01/2050	1,012,972	1,039,471
Pool BP8732, 2.50%, 06/01/2050	2,015,687	2,068,790
Pool CA6159, 2.50%, 06/01/2050	1,720,760	1,766,339
Pool BP8742, 2.50%, 07/01/2050	1,003,254	1,029,499
Pool BP8759, 2.50%, 07/01/2050	1,830,410	1,878,293
Pool BP8789, 2.50%, 07/01/2050	976,880	1,004,588
Pool BP8814, 2.50%, 07/01/2050	1,031,838	1,060,486
Pool BP9533, 2.50%, 07/01/2050	1,769,948	1,816,714
Pool BP9534, 2.50%, 07/01/2050	1,924,463	1,979,279
Pool BP9566, 2.50%, 07/01/2050	377,874	388,638
Pool BP9596, 2.50%, 08/01/2050	799,773	822,498
Pool BP9598, 2.50%, 08/01/2050	688,971	712,292
Pool BQ0192, 2.50%, 08/01/2050	1,505,930	1,547,019
Pool BQ0210, 2.50%, 08/01/2050	2,001,949	2,057,533
Pool BQ0228, 2.50%, 08/01/2050	1,921,815	1,972,981
Pool BQ0248, 2.50%, 08/01/2050	1,738,884	1,788,414
Pool CA6683, 2.50%, 08/01/2050	3,421,096	3,511,589
Pool BQ1546, 2.50%, 09/01/2050	3,112,984	3,195,318
Pool BQ1572, 2.50%, 09/01/2050	4,021,449	4,126,649
Pool BQ1604, 2.50%, 09/01/2050	2,463,829	2,529,119
Pool BQ2363, 2.50%, 09/01/2050	1,635,742	1,678,533
Pool BQ3065, 2.50%, 09/01/2050	2,925,601	3,011,921
Pool BQ3113, 2.50%, 10/01/2050	1,558,194	1,598,956
Pool BQ4813, 2.50%, 10/01/2050	3,217,121	3,301,280
Pool BQ4877, 2.50%, 10/01/2050	1,712,129	1,756,918
Pool CA7296, 2.50%, 10/01/2050	1,064,030	1,091,865
Pool BQ5815, 2.50%, 11/01/2050	4,283,045	4,395,088
Pool BQ7638, 2.50%, 11/01/2050	3,492,789	3,584,370
Pool CA7663, 2.50%, 11/01/2050	1,929,650	1,980,336
Pool BR2612, 2.50%, 02/01/2051	718,437	738,408
Pool BR5455, 2.50%, 03/01/2051	1,369,484	1,407,555
Pool BR7692, 2.50%, 04/01/2051	1,642,414	1,686,196
Pool BR9147, 2.50%, 05/01/2051	3,273,442	3,362,866
Pool BT0122, 2.50%, 06/01/2051	4,921,259	5,049,998
Pool BT1269, 2.50%, 07/01/2051	5,998,481	6,158,385
Pool BT2707, 2.50%, 07/01/2051	7,005,677	7,188,943
Pool BT2781, 2.50%, 08/01/2051	3,778,083	3,882,337
Pool BT7190, 2.50%, 08/01/2051	3,509,026	3,615,180
Pool BT9012, 2.50%, 08/01/2051	730,453	751,929
Pool BT7260, 2.50%, 09/01/2051	2,700,922	2,782,629
Pool BU1031, 2.50%, 10/01/2051	3,298,299	3,402,134
Pool BU1093, 2.50%, 10/01/2051	3,748,689	3,867,863
Pool BU1005, 2.50%, 11/01/2051	5,737,338	5,887,425
Pool CB2073, 2.50%, 11/01/2051	14,761,230	15,147,378
Pool BU5890, 2.50%, 12/01/2051	5,066,254	5,198,785
Pool BU7797, 2.50%, 12/01/2051	1,333,943	1,368,838
Pool AB6333, 3.00%, 09/01/2042	430,896	456,587
Pool AP7482, 3.00%, 09/01/2042	67,082	70,479

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal
	Amount	Value
Pool AP9712, 3.00%, 09/01/2042	$77,220	$81,791
Pool AB7486, 3.00%, 12/01/2042	700,209	741,162
Pool AR5591, 3.00%, 01/01/2043	35,299	37,377
Pool AT1983, 3.00%, 04/01/2043	527,125	558,503
Pool AB9496, 3.00%, 05/01/2043	24,526	25,572
Pool AR6415, 3.00%, 05/01/2043	250,614	264,023
Pool AT0343, 3.00%, 05/01/2043	35,595	37,674
Pool AS7134, 3.00%, 05/01/2046	695,391	730,010
Pool AS7340, 3.00%, 06/01/2046	2,118,728	2,232,036
Pool BC1141, 3.00%, 06/01/2046	387,494	407,042
Pool AS7521, 3.00%, 07/01/2046	1,259,524	1,326,835
Pool BD0472, 3.00%, 07/01/2046	425,117	444,216
Pool AS7816, 3.00%, 08/01/2046	2,562,122	2,696,528
Pool BC2796, 3.00%, 08/01/2046	1,556,433	1,639,498
Pool AS7899, 3.00%, 09/01/2046	1,115,784	1,170,722
Pool BD6343, 3.00%, 09/01/2046	364,472	381,224
Pool AS8079, 3.00%, 10/01/2046	1,771,511	1,857,737
Pool BC4722, 3.00%, 10/01/2046	511,745	537,888
Pool AS8290, 3.00%, 11/01/2046	1,455,279	1,530,272
Pool AS8463, 3.00%, 12/01/2046	2,153,498	2,267,239
Pool BC9073, 3.00%, 12/01/2046	1,975,429	2,077,348
Pool AS8650, 3.00%, 01/01/2047	4,244,821	4,462,892
Pool BD7042, 3.00%, 03/01/2047	371,491	386,459
Pool BN6614, 3.00%, 05/01/2049	222,528	231,240
Pool BN8885, 3.00%, 05/01/2049	314,449	328,708
Pool BN6722, 3.00%, 06/01/2049	624,924	650,097
Pool BN8907, 3.00%, 06/01/2049	281,480	293,621
Pool BN8921, 3.00%, 06/01/2049	87,541	90,951
Pool BO1800, 3.00%, 06/01/2049	1,394,977	1,452,950
Pool BO1272, 3.00%, 07/01/2049	664,845	693,061
Pool BO1283, 3.00%, 07/01/2049	568,149	591,018
Pool CA3873, 3.00%, 07/01/2049	1,270,840	1,322,235
Pool BN7692, 3.00%, 08/01/2049	820,992	854,225
Pool BN7703, 3.00%, 08/01/2049	2,804,244	2,918,454
Pool BO1314, 3.00%, 08/01/2049	1,271,715	1,329,398
Pool BO1318, 3.00%, 08/01/2049	1,166,213	1,215,519
Pool BO1324, 3.00%, 08/01/2049	1,952,953	2,043,166
Pool CA3957, 3.00%, 08/01/2049	2,024,401	2,112,361
Pool BO2209, 3.00%, 09/01/2049	1,063,192	1,107,090
Pool BO2957, 3.00%, 09/01/2049	956,314	994,794
Pool BO2962, 3.00%, 09/01/2049	1,586,846	1,652,754
Pool BO3017, 3.00%, 09/01/2049	2,119,656	2,209,416
Pool BO3200, 3.00%, 09/01/2049	720,413	748,512
Pool CA4244, 3.00%, 09/01/2049	281,074	291,905
Pool BO5402, 3.00%, 10/01/2049	1,677,703	1,751,515
Pool BO5431, 3.00%, 10/01/2049	1,198,419	1,249,168
Pool BO5441, 3.00%, 10/01/2049	1,008,941	1,058,046
Pool CA4331, 3.00%, 10/01/2049	2,951,248	3,076,137
Pool BO4660, 3.00%, 11/01/2049	1,694,304	1,763,119
Pool BO5348, 3.00%, 11/01/2049	2,356,253	2,456,467
Pool BO5477, 3.00%, 11/01/2049	1,642,995	1,710,272
Pool BO5487, 3.00%, 11/01/2049	1,569,637	1,641,589
Pool CA4531, 3.00%, 11/01/2049	4,531,003	4,722,682
Pool BO5371, 3.00%, 12/01/2049	868,276	908,766

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool BO6215, 3.00%, 12/01/2049	$461,532	$479,896
Pool BO8900, 3.00%, 12/01/2049	740,694	770,770
Pool BO8936, 3.00%, 01/01/2050	1,303,532	1,363,814
Pool BO8980, 3.00%, 01/01/2050	921,578	965,194
Pool CA5097, 3.00%, 01/01/2050	914,656	951,574
Pool BO9005, 3.00%, 02/01/2050	965,987	1,006,206
Pool BP1309, 3.00%, 02/01/2050	1,013,609	1,054,854
Pool CA5237, 3.00%, 02/01/2050	2,256,562	2,348,310
Pool BP1374, 3.00%, 03/01/2050	1,668,225	1,740,335
Pool BP1467, 3.00%, 03/01/2050	1,829,104	1,904,740
Pool BP5412, 3.00%, 05/01/2050	577,303	604,637
Pool BP5425, 3.00%, 05/01/2050	218,692	227,738
Pool CA5694, 3.00%, 05/01/2050	3,821,881	3,987,888
Pool BP5448, 3.00%, 06/01/2050	194,554	202,629
Pool BP5471, 3.00%, 06/01/2050	214,762	223,601
Pool BP5499, 3.00%, 06/01/2050	377,265	393,354
Pool BP8733, 3.00%, 06/01/2050	659,536	687,767
Pool CA6160, 3.00%, 06/01/2050	566,858	589,255
Pool BP8743, 3.00%, 07/01/2050	431,128	451,532
Pool BP8760, 3.00%, 07/01/2050	208,639	217,317
Pool BP8790, 3.00%, 07/01/2050	843,948	876,859
Pool BP8815, 3.00%, 07/01/2050	673,372	709,083
Pool BP9535, 3.00%, 07/01/2050	542,892	565,158
Pool BP9536, 3.00%, 07/01/2050	1,055,749	1,103,285
Pool BP9567, 3.00%, 07/01/2050	817,130	849,725
Pool BP9597, 3.00%, 08/01/2050	575,345	598,083
Pool BQ0193, 3.00%, 08/01/2050	498,363	518,446
Pool BQ0211, 3.00%, 08/01/2050	640,125	666,853
Pool BQ0229, 3.00%, 08/01/2050	809,468	843,653
Pool BQ0249, 3.00%, 08/01/2050	777,314	807,353
Pool BQ1573, 3.00%, 09/01/2050	2,471,277	2,581,485
Pool AS0092, 3.50%, 07/01/2043	136,581	146,683
Pool AU1769, 3.50%, 08/01/2043	150,608	161,610
Pool AX4858, 3.50%, 12/01/2044	168,296	179,947
Pool AX7551, 3.50%, 01/01/2045	144,080	154,923
Pool AY4388, 3.50%, 02/01/2045	216,385	230,362
Pool AS4536, 3.50%, 03/01/2045	100,884	108,428
Pool AX9585, 3.50%, 03/01/2045	892,096	958,727
Pool AY5019, 3.50%, 03/01/2045	101,089	107,414
Pool AS4738, 3.50%, 04/01/2045	378,438	406,545
Pool AY1387, 3.50%, 04/01/2045	124,107	131,733
Pool AS4913, 3.50%, 05/01/2045	618,640	663,952
Pool AY3458, 3.50%, 05/01/2045	278,146	297,823
Pool AY8252, 3.50%, 05/01/2045	9,442	9,930
Pool AY8271, 3.50%, 05/01/2045	100,830	108,159
Pool AS5117, 3.50%, 06/01/2045	499,182	536,219
Pool AZ2274, 3.50%, 06/01/2045	157,648	169,163
Pool AZ2316, 3.50%, 06/01/2045	77,063	82,169
Pool AS5351, 3.50%, 07/01/2045	121,883	131,056
Pool AZ0805, 3.50%, 07/01/2045	456,295	490,122
Pool AZ5686, 3.50%, 07/01/2045	86,340	92,575
Pool AS5579, 3.50%, 08/01/2045	108,948	117,182
Pool AZ5696, 3.50%, 08/01/2045	22,309	23,462
Pool AS5767, 3.50%, 09/01/2045	242,515	260,219

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal
	Amount	Value
Pool AZ2904, 3.50%, 09/01/2045	$138,477	$148,644
Pool AZ9193, 3.50%, 09/01/2045	122,604	130,451
Pool AS5917, 3.50%, 10/01/2045	460,511	493,966
Pool AZ4755, 3.50%, 10/01/2045	113,455	121,719
Pool AS6127, 3.50%, 11/01/2045	371,154	398,120
Pool AS6309, 3.50%, 12/01/2045	248,344	265,196
Pool BC0066, 3.50%, 12/01/2045	196,158	210,203
Pool AS6467, 3.50%, 01/01/2046	1,084,947	1,158,197
Pool AS6616, 3.50%, 02/01/2046	689,946	738,540
Pool BC0223, 3.50%, 02/01/2046	865,567	928,418
Pool BC0226, 3.50%, 02/01/2046	132,611	141,434
Pool AS6785, 3.50%, 03/01/2046	1,071,007	1,142,724
Pool AS6956, 3.50%, 04/01/2046	1,508,925	1,618,211
Pool BC0801, 3.50%, 04/01/2046	473,560	507,873
Pool AS7135, 3.50%, 05/01/2046	149,093	157,504
Pool BC6041, 3.50%, 05/01/2046	495,486	527,666
Pool BD0456, 3.50%, 06/01/2046	51,496	54,160
Pool BC9068, 3.50%, 12/01/2046	325,660	346,909
Pool AS8635, 3.50%, 01/01/2047	2,461,575	2,611,662
Pool AS8808, 3.50%, 02/01/2047	1,743,250	1,862,646
Pool AS8918, 3.50%, 03/01/2047	2,971,943	3,152,226
Pool BD7046, 3.50%, 03/01/2047	3,184,855	3,379,044
Pool BE7198, 3.50%, 03/01/2047	326,664	345,477
Pool AS9380, 3.50%, 04/01/2047	1,261,057	1,351,950
Pool BH1139, 3.50%, 04/01/2047	158,384	167,493
Pool BH1158, 3.50%, 04/01/2047	358,179	378,007
Pool AS9548, 3.50%, 05/01/2047	1,171,001	1,237,584
Pool BD2416, 3.50%, 05/01/2047	1,187,237	1,259,408
Pool AS9814, 3.50%, 06/01/2047	1,088,983	1,152,036
Pool BE3687, 3.50%, 06/01/2047	528,298	560,879
Pool BH5307, 3.50%, 06/01/2047	365,725	385,350
Pool AS9943, 3.50%, 07/01/2047	2,221,016	2,352,719
Pool BH5329, 3.50%, 07/01/2047	171,892	180,984
Pool BH2607, 3.50%, 08/01/2047	576,538	612,577
Pool CA0116, 3.50%, 08/01/2047	977,806	1,036,677
Pool BH2671, 3.50%, 09/01/2047	1,009,128	1,069,612
Pool BH5391, 3.50%, 09/01/2047	357,035	378,074
Pool CA0408, 3.50%, 09/01/2047	138,386	145,438
Pool BH4063, 3.50%, 10/01/2047	632,364	670,660
Pool BH9370, 3.50%, 10/01/2047	336,021	354,091
Pool CA0566, 3.50%, 10/01/2047	599,254	631,651
Pool BH5746, 3.50%, 11/01/2047	1,382,045	1,463,481
Pool CA0744, 3.50%, 11/01/2047	252,177	265,417
Pool BH7046, 3.50%, 12/01/2047	3,459,633	3,666,717
Pool BJ1663, 3.50%, 12/01/2047	1,131,258	1,190,545
Pool CA0918, 3.50%, 12/01/2047	853,752	901,721
Pool BH7097, 3.50%, 01/01/2048	1,694,346	1,791,129
Pool BJ4551, 3.50%, 01/01/2048	891,276	938,921
Pool BJ4562, 3.50%, 01/01/2048	568,435	606,688
Pool CA1074, 3.50%, 01/01/2048	1,986,215	2,117,011
Pool BH9270, 3.50%, 02/01/2048	1,345,158	1,428,648
Pool BJ4611, 3.50%, 02/01/2048	1,003,965	1,061,641
Pool BJ4612, 3.50%, 02/01/2048	326,861	345,578
Pool CA1243, 3.50%, 02/01/2048	3,373,616	3,581,195

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool BJ0616, 3.50%, 03/01/2048	$1,962,805	$2,077,268
Pool BJ0652, 3.50%, 03/01/2048	1,035,621	1,095,951
Pool BK1959, 3.50%, 03/01/2048	902,191	950,955
Pool BK1960, 3.50%, 03/01/2048	416,101	439,149
Pool CA1415, 3.50%, 03/01/2048	2,240,428	2,367,835
Pool MA3574, 3.50%, 01/01/2049	4,127,166	4,342,089
Pool BN5245, 3.50%, 02/01/2049	614,916	653,451
Pool MA3597, 3.50%, 02/01/2049	3,159,384	3,323,044
Pool BN4385, 3.50%, 03/01/2049	190,225	199,672
Pool BN5344, 3.50%, 03/01/2049	773,435	819,216
Pool BN6235, 3.50%, 04/01/2049	79,432	83,694
Pool BN6245, 3.50%, 04/01/2049	47,279	49,738
Pool BN6283, 3.50%, 04/01/2049	384,118	403,847
Pool BN6567, 3.50%, 04/01/2049	921,804	973,479
Pool CA3399, 3.50%, 04/01/2049	1,279,223	1,355,086
Pool BN6299, 3.50%, 05/01/2049	742,124	780,268
Pool BN6619, 3.50%, 05/01/2049	934,141	982,244
Pool BN8886, 3.50%, 05/01/2049	2,225,668	2,340,292
Pool CA3556, 3.50%, 05/01/2049	1,693,541	1,799,480
Pool BN6735, 3.50%, 06/01/2049	1,130,659	1,188,987
Pool BN8911, 3.50%, 06/01/2049	1,464,455	1,556,271
Pool BN8922, 3.50%, 06/01/2049	779,288	831,761
Pool BN8930, 3.50%, 06/01/2049	1,389,811	1,466,186
Pool CA3738, 3.50%, 06/01/2049	1,293,932	1,375,084
Pool BO1273, 3.50%, 07/01/2049	1,154,657	1,213,998
Pool BO1284, 3.50%, 07/01/2049	1,435,246	1,526,407
Pool BO1315, 3.50%, 07/01/2049	662,102	699,530
Pool BO1795, 3.50%, 07/01/2049	626,453	661,792
Pool CA3874, 3.50%, 07/01/2049	715,284	751,978
Pool BO1319, 3.50%, 08/01/2049	1,637,479	1,740,144
Pool BO1358, 3.50%, 08/01/2049	1,234,807	1,298,267
Pool BO2963, 3.50%, 09/01/2049	1,462,479	1,551,225
Pool BO5403, 3.50%, 10/01/2049	127,144	133,678
Pool BO5349, 3.50%, 11/01/2049	322,696	340,189
Pool BO5478, 3.50%, 11/01/2049	1,536,385	1,627,315
Pool BO5488, 3.50%, 11/01/2049	1,031,538	1,084,711
Pool BO5372, 3.50%, 12/01/2049	288,066	302,886
Pool BO8937, 3.50%, 01/01/2050	666,967	705,112
Pool BO9006, 3.50%, 02/01/2050	545,019	576,560
Pool BP1310, 3.50%, 02/01/2050	691,145	731,875
Pool BP1468, 3.50%, 03/01/2050	420,623	446,392
Pool AH0540, 4.00%, 12/01/2040	25,554	27,249
Pool AH2979, 4.00%, 01/01/2041	24,519	26,149
Pool AH5643, 4.00%, 01/01/2041	61,970	66,943
Pool AH5671, 4.00%, 02/01/2041	128,547	139,896
Pool AH8877, 4.00%, 04/01/2041	98,062	107,575
Pool AI9871, 4.00%, 09/01/2041	55,020	59,693
Pool AJ4024, 4.00%, 10/01/2041	100,994	111,091
Pool AU9998, 4.00%, 09/01/2043	65,444	71,783
Pool AS0716, 4.00%, 10/01/2043	330,794	361,154
Pool AU6721, 4.00%, 10/01/2043	91,723	100,412
Pool AV0191, 4.00%, 10/01/2043	37,556	40,013
Pool AV0214, 4.00%, 10/01/2043	49,419	52,715
Pool AS0929, 4.00%, 11/01/2043	167,379	182,434

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal
	Amount	Value
Pool AU6999, 4.00%, 11/01/2043	$695,448	$764,999
Pool AU7007, 4.00%, 11/01/2043	150,499	165,572
Pool AS1368, 4.00%, 12/01/2043	57,614	63,400
Pool AV0670, 4.00%, 12/01/2043	119,431	130,390
Pool AS1427, 4.00%, 01/01/2044	144,606	156,884
Pool AV6342, 4.00%, 01/01/2044	102,928	111,288
Pool AS1671, 4.00%, 02/01/2044	40,252	43,350
Pool AV5020, 4.00%, 02/01/2044	214,055	235,517
Pool AS1877, 4.00%, 03/01/2044	17,043	18,174
Pool AV7087, 4.00%, 03/01/2044	226,225	246,957
Pool AW0985, 4.00%, 05/01/2044	81,842	90,048
Pool AW3597, 4.00%, 06/01/2044	152,080	167,323
Pool AW5358, 4.00%, 06/01/2044	66,273	71,868
Pool AS2826, 4.00%, 07/01/2044	90,148	99,186
Pool AW8968, 4.00%, 07/01/2044	42,696	45,958
Pool AS3009, 4.00%, 08/01/2044	171,023	188,163
Pool AS3493, 4.00%, 10/01/2044	248,004	270,354
Pool AX0902, 4.00%, 10/01/2044	58,469	64,248
Pool AX3165, 4.00%, 10/01/2044	23,743	25,334
Pool AS3951, 4.00%, 11/01/2044	16,932	18,044
Pool AX4856, 4.00%, 12/01/2044	74,528	81,898
Pool AX7550, 4.00%, 12/01/2044	112,359	119,806
Pool AY5025, 4.00%, 03/01/2045	400,967	434,820
Pool AY8277, 4.00%, 05/01/2045	54,759	58,477
Pool AZ5697, 4.00%, 08/01/2045	108,990	116,370
Pool AZ9195, 4.00%, 09/01/2045	58,083	62,453
Pool BE7194, 4.00%, 03/01/2047	766,982	822,430
Pool BE7216, 4.00%, 04/01/2047	746,933	806,843
Pool BH1143, 4.00%, 04/01/2047	291,003	310,074
Pool BD2419, 4.00%, 05/01/2047	1,444,054	1,555,325
Pool BH1167, 4.00%, 05/01/2047	187,895	200,220
Pool BE3689, 4.00%, 06/01/2047	2,523,476	2,711,369
Pool BH5309, 4.00%, 06/01/2047	1,571,037	1,689,384
Pool BE3762, 4.00%, 07/01/2047	1,034,552	1,118,187
Pool BH5334, 4.00%, 07/01/2047	18,002	19,199
Pool BH5335, 4.00%, 07/01/2047	376,545	403,172
Pool BH5361, 4.00%, 08/01/2047	642,253	690,356
Pool BH5395, 4.00%, 09/01/2047	687,061	746,705
Pool BH4060, 4.00%, 10/01/2047	958,341	1,026,984
Pool BH9379, 4.00%, 10/01/2047	128,488	136,941
Pool BH5748, 4.00%, 11/01/2047	1,136,550	1,216,103
Pool BJ4571, 4.00%, 01/01/2048	224,377	239,443
Pool BK1957, 4.00%, 03/01/2048	271,711	289,671
Pool BK1968, 4.00%, 03/01/2048	798,721	852,930
Pool BK1969, 4.00%, 03/01/2048	1,023,401	1,097,265
Pool BK2557, 4.00%, 03/01/2048	1,163,959	1,251,912
Pool BJ2676, 4.00%, 04/01/2048	501,910	538,242
Pool BK2008, 4.00%, 04/01/2048	480,721	517,127
Pool BJ2752, 4.00%, 05/01/2048	1,381,586	1,486,719
Pool BJ9235, 4.00%, 06/01/2048	2,136,741	2,294,483
Pool BK5289, 4.00%, 06/01/2048	951,511	1,035,639
Pool CA1934, 4.00%, 06/01/2048	1,746,776	1,870,589
Pool BK0898, 4.00%, 07/01/2048	360,781	384,703
Pool BK8813, 4.00%, 07/01/2048	801,750	869,389

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool CA2094, 4.00%, 07/01/2048	$1,616,983	$1,724,984
Pool BK4747, 4.00%, 08/01/2048	357,256	384,218
Pool BK8829, 4.00%, 08/01/2048	297,291	316,748
Pool BH0713, 4.00%, 09/01/2048	383,274	409,342
Pool BK4815, 4.00%, 09/01/2048	761,699	819,032
Pool BK8895, 4.00%, 09/01/2048	740,785	805,609
Pool CA2315, 4.00%, 09/01/2048	550,752	588,869
Pool BK7669, 4.00%, 10/01/2048	1,036,508	1,123,827
Pool CA2532, 4.00%, 10/01/2048	1,405,987	1,511,843
Pool BK7934, 4.00%, 11/01/2048	1,707,174	1,821,108
Pool BH0723, 4.00%, 12/01/2048	428,604	458,172
Pool BN0321, 4.00%, 12/01/2048	741,230	797,152
Pool BN3958, 4.00%, 12/01/2048	606,541	656,549
Pool CA2994, 4.00%, 01/01/2049	456,809	490,039
Pool BN4338, 4.00%, 02/01/2049	243,972	259,951
Pool BN4347, 4.00%, 02/01/2049	221,859	236,439
Pool BN5288, 4.00%, 02/01/2049	1,445,704	1,543,188
Pool CA3143, 4.00%, 02/01/2049	509,515	544,765
Pool BN4373, 4.00%, 03/01/2049	780,893	832,490
Pool BN4386, 4.00%, 03/01/2049	221,722	236,124
Pool BN5350, 4.00%, 03/01/2049	482,830	515,958
Pool BN6227, 4.00%, 03/01/2049	283,919	304,621
Pool CA3270, 4.00%, 03/01/2049	400,407	427,083
Pool BN6236, 4.00%, 04/01/2049	18,786	20,012
Pool BN6247, 4.00%, 04/01/2049	178,946	190,726
Pool BN6285, 4.00%, 04/01/2049	360,440	387,477
Pool BN6563, 4.00%, 04/01/2049	246,266	263,262
Pool BN6301, 4.00%, 05/01/2049	969,624	1,034,305
Pool BN8894, 4.00%, 05/01/2049	780,182	834,187
Pool BN8913, 4.00%, 06/01/2049	610,837	655,880
Pool BN8923, 4.00%, 06/01/2049	871,165	929,452
Pool BN8931, 4.00%, 06/01/2049	502,030	537,072
Pool BO1274, 4.00%, 07/01/2049	922,641	992,975
Pool BO1285, 4.00%, 07/01/2049	786,018	845,590
Pool BO1316, 4.00%, 07/01/2049	133,704	142,596
Pool BO1326, 4.00%, 08/01/2049	1,133,216	1,219,892
Pool BO2971, 4.00%, 09/01/2049	323,488	345,368
Pool BO5432, 4.00%, 10/01/2049	1,025,443	1,106,121
Pool BO5314, 4.00%, 11/01/2049	289,317	309,102
Pool BO5373, 4.00%, 12/01/2049	342,813	365,878
Pool BO8938, 4.00%, 01/01/2050	551,459	598,939
Pool BO9007, 4.00%, 02/01/2050	334,647	358,372
Pool AC4095, 4.50%, 09/01/2039	8,364	9,000
Pool AH6769, 4.50%, 03/01/2041	109,314	120,123
Pool AI3491, 4.50%, 06/01/2041	175,228	194,364
Pool AI5362, 4.50%, 06/01/2041	208,266	229,931
Pool AI6155, 4.50%, 07/01/2041	192,157	209,666
Pool AI8167, 4.50%, 08/01/2041	117,119	126,542
Pool BH1145, 4.50%, 04/01/2047	477,218	515,992
Pool BK2031, 4.50%, 04/01/2048	221,781	238,311
Pool BK5278, 4.50%, 05/01/2048	1,071,287	1,168,752
Pool BK5299, 4.50%, 06/01/2048	454,963	493,624
Pool BK8815, 4.50%, 07/01/2048	463,178	499,888
Pool BK8869, 4.50%, 09/01/2048	961,456	1,046,617

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal
	Amount	Value
Pool BK8905, 4.50%, 09/01/2048	$392,160	$421,665
Pool BN0889, 4.50%, 11/01/2048	372,701	401,782
Pool BN0323, 4.50%, 12/01/2048	273,388	294,051
Pool BN4308, 4.50%, 12/01/2048	189,523	203,539
Pool CA2842, 4.50%, 12/01/2048	406,986	437,174
Pool BN5289, 4.50%, 01/01/2049	122,724	131,821
Pool BN4339, 4.50%, 02/01/2049	200,099	215,005
Pool BN4384, 4.50%, 03/01/2049	393,247	423,597
Pool BN6238, 4.50%, 04/01/2049	196,851	214,287
Pool BN6277, 4.50%, 04/01/2049	185,052	199,686
Pool BN6302, 4.50%, 05/01/2049	27,643	29,862
Pool BN8924, 4.50%, 06/01/2049	323,420	353,447
Pool BN8932, 4.50%, 06/01/2049	179,219	193,894
Pool BO1320, 4.50%, 08/01/2049	207,141	222,614
Pool 890230, 5.00%, 07/01/2040	3,295,341	3,756,573
Pool AD8500, 5.00%, 08/01/2040	82,919	90,863
Pool AH6772, 5.00%, 03/01/2041	51,653	56,556
Pool AH8879, 5.00%, 04/01/2041	313,966	346,037
Pool AI3492, 5.00%, 06/01/2041	211,538	231,830
Pool AI6154, 5.00%, 07/01/2041	114,391	125,247
Pool BK5300, 5.00%, 05/01/2048	397,573	438,935
Pool BK8817, 5.00%, 07/01/2048	487,064	539,065
Pool BK8870, 5.00%, 09/01/2048	669,293	746,655
Pool BN6239, 5.00%, 04/01/2049	36,633	40,102
Pool 890246, 5.50%, 11/01/2038	1,243,595	1,442,113
Pool 890247, 6.00%, 09/01/2038	1,604,968	1,881,684
Pool 886136, 6.50%, 07/01/2036	160,441	178,785
Pool 900106, 6.50%, 08/01/2036	55,139	61,444
Pool 900649, 6.50%, 09/01/2036	102,207	113,892
Pool 947771, 6.50%, 09/01/2037	79,438	88,650
		560,259,351

GNMA Multifamily - 10.82%
Pool 2021-31, 1.10%, 01/16/2061	2,268,881	2,182,345
Pool 2021-36, 1.15%, 03/16/2057	2,087,544	2,024,240
Pool 2021-47, 1.15%, 03/16/2061	4,936,768	4,699,524
Pool 2021-28, 1.20%, 01/16/2062	16,990,233	16,358,244
Pool 2021-186, 1.25%, 05/16/2052	4,990,735	4,924,855
Pool 2021-5, 1.25%, 01/16/2061	522,599	505,954
Pool 2021-51, 1.25%, 10/16/2062	1,079,052	1,039,723
Pool 2020-135, 1.30%, 01/16/2063	1,931,362	1,870,836
Pool 2021-134 KQ, 1.40%, 03/16/2060	409,147	397,605
Pool 2021-43, 1.40%, 03/16/2062	5,319,981	5,176,952
Pool 2013-61 A, 1.45%, 01/16/2043	28,961	28,990
Pool 2013-30 A, 1.50%, 05/16/2042	310,635	311,745
Pool 2021-79, 1.50%, 10/16/2057	1,168,016	1,144,824
Pool AM83232, 1.50%, 11/16/2061 (a) (b)	1,545,000	1,538,361
Pool 2021-68, 1.50%, 12/16/2061	1,423,354	1,399,481
Pool 2020-89 AB, 1.50%, 02/16/2062	436,777	427,719
Pool 2020-69, 1.50%, 03/16/2062	1,051,291	1,027,667
Pool 2021-164, 1.50%, 03/16/2062	2,847,337	2,812,948
Pool 2020-139, 1.50%, 04/16/2062	891,223	874,114
Pool 2021-210, 1.50%, 05/16/2062	523,000	513,610
Pool 2020-158, 1.50%, 09/16/2062	2,675,149	2,618,945
Pool 2021-102 AD, 1.50%, 10/16/2062	990,987	967,298

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 2020-170, 1.50%, 11/16/2062	$475,445	$463,807
Pool 2021-183, 1.50%, 01/16/2063	1,497,658	1,466,132
Pool 2021-40, 1.50%, 02/16/2063	8,383,036	8,202,450
Pool 2021-21, 1.50%, 06/16/2063	5,298,067	5,175,290
Pool 2021-164, 1.50%, 10/16/2063	414,575	406,212
Pool 2013-85 A, 1.55%, 09/16/2046	531,884	529,580
Pool 2013-7 AC, 1.60%, 03/16/2047	685,555	685,559
Pool 2021-75, 1.60%, 04/16/2062	2,613,399	2,563,629
Pool 2020-197, 1.60%, 10/16/2062	3,802,999	3,757,252
Pool 2021-200, 1.60%, 10/16/2062	500,000	493,887
Pool 2012-27 A, 1.61%, 07/16/2039	309,161	310,581
Pool AC 2021-220, 1.65%, 11/16/2061 (a) (b)	5,060,000	5,009,400
Pool 2020-100, 1.65%, 04/16/2062	871,726	860,306
Pool 2021-170, 1.65%, 12/16/2062	811,195	799,655
Pool 2021-65, 1.65%, 12/16/2062	440,529	433,640
Pool 2012-139 AB, 1.67%, 02/16/2053	97,218	95,772
Pool 2013-118 AC, 1.70%, 06/16/2036	288,822	289,320
Pool 2021-90, 1.70%, 05/16/2061	2,277,894	2,239,575
Pool 2013-50 AB, 1.73%, 05/16/2045	806,844	805,847
Pool 2021-128 PT, 1.75%, 06/16/2061	479,832	475,297
Pool AP 2021-222, 1.75%, 11/16/2061 (a) (b)	6,000,000	5,996,250
Pool 2021-80, 1.75%, 06/16/2062	1,984,537	1,965,659
Pool 2020-128, 1.75%, 10/16/2062	2,109,685	2,078,305
Pool 2021-110 AC, 1.75%, 10/16/2062	144,317	142,321
Pool 2021-33, 1.75%, 10/16/2062	1,203,729	1,183,650
Pool 2012-144 AD, 1.77%, 01/16/2053	176,409	176,454
Pool 2012-99 AE, 1.80%, 02/16/2048	925,746	918,703
Pool 2013-12 AB, 1.83%, 11/16/2052	176,593	176,509
Pool 2013-72 AC, 1.88%, 05/16/2046	915,862	914,432
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	945,149	938,853
Pool 2012-150 AB, 1.90%, 08/16/2044	77,103	77,736
Pool 2012-120 A, 1.90%, 02/16/2053	952,638	955,646
Pool 2020-71, 1.90%, 01/16/2062	958,565	949,211
Pool 2013-107 A, 2.00%, 05/16/2040	12,308	12,355
Pool 2013-92 AB, 2.00%, 02/16/2043	59,430	59,543
Pool 2013-128 AB, 2.00%, 10/16/2051	1,314,398	1,314,427
Pool 2011-143, 2.00%, 10/16/2057	2,196,507	2,189,129
Pool 2017-7, 2.00%, 11/16/2058	82,866	82,433
Pool 2020-118 AC, 2.00%, 04/16/2062	694,693	690,237
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,409,137	1,403,491
Pool 2020-106 AG, 2.00%, 06/16/2062	960,196	959,801
Pool 2020-111 AD, 2.00%, 09/15/2062	1,634,224	1,628,736
Pool 2020-159, 2.00%, 10/16/2062	1,628,802	1,635,723
Pool 2012-72 AB, 2.03%, 02/16/2046	50,261	50,618
Pool 2012-112 AD, 2.09%, 02/16/2053	116,507	116,856
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	240,403	244,272
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	166,126	166,845
Pool 2021-AA8478, 2.15%, 05/15/2035	278,807	282,282
Pool 2021-AA8479, 2.15%, 11/15/2035	584,698	591,993
Pool 2012-70 AB, 2.18%, 08/16/2052	78,576	79,264
Pool 2012-58 B, 2.20%, 03/16/2044	221,579	222,032
Pool 2013-94 AB, 2.20%, 03/16/2054	223,926	225,495
Pool 2016-152, 2.20%, 08/15/2058	1,418,464	1,419,551
Pool 2020-2020, 2.20%, 04/16/2061	619,941	623,536

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal
	Amount	Value
Pool 2020-70, 2.20%, 04/16/2062	$570,288	$571,843
Pool 2012-78 AD, 2.22%, 03/16/2044	49,725	49,801
Pool 2021-AC5324, 2.23%, 09/15/2032	659,646	677,270
Pool 2016-40, 2.25%, 03/16/2050	3,792,031	3,830,858
Pool 2012-111 AB, 2.25%, 09/16/2052	700,608	706,567
Pool 2019-127, 2.25%, 08/16/2053	386,086	387,420
Pool 2016-175, 2.25%, 09/16/2058	3,078,717	3,084,907
Pool 2020-10, 2.25%, 05/16/2060	2,913,945	2,949,925
Pool 2020-48, 2.25%, 11/16/2061	1,793,788	1,801,895
Pool 2021-112 AC, 2.25%, 10/16/2063	1,630,602	1,640,267
Pool 2014-130 CA, 2.30%, 11/16/2042	9,635	9,660
Pool 2017-20, 2.30%, 09/16/2057	1,329,902	1,335,812
Pool 2016-125, 2.30%, 12/16/2057	632,243	638,762
Pool 2017-003, 2.30%, 09/16/2058	2,065,586	2,078,611
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	503,878
Pool 2015-125 AB, 2.35%, 04/16/2047	1,880,853	1,900,500
Pool 2016-26, 2.35%, 11/16/2056	132,181	133,572
Pool 2016-87, 2.35%, 03/16/2058	481,704	485,755
Pool 2020-26 AD, 2.35%, 04/15/2061	2,800,482	2,836,146
Pool 2016-40, 2.40%, 06/16/2049	1,594,371	1,622,182
Pool 2018-16, 2.40%, 03/16/2050	4,548,117	4,623,738
Pool 2017-30, 2.40%, 03/16/2051	1,652,378	1,669,773
Pool 2018-26, 2.40%, 03/16/2052	2,501,649	2,533,330
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	24,960	25,222
Pool 2017-50, 2.40%, 01/16/2057	3,004,271	3,032,324
Pool 2017-16, 2.40%, 01/16/2058	1,184,049	1,195,567
Pool 2017-29, 2.40%, 01/16/2058	1,553,956	1,570,014
Pool 2016-113, 2.40%, 02/16/2058	830,912	838,635
Pool 2017-49, 2.40%, 05/16/2058	2,613,339	2,639,129
Pool 2017-41, 2.40%, 07/16/2058	1,316,897	1,330,559
Pool 2020-24 AB, 2.40%, 08/16/2061	1,087,077	1,102,036
Pool 2017-169, 2.45%, 03/16/2050	1,730,413	1,755,767
Pool 2020-23 AC, 2.45%, 02/16/2062	796,321	805,847
Pool 2018-30, 2.50%, 10/16/2048	721,179	731,267
Pool 2018-47, 2.50%, 01/16/2049	406,419	412,188
Pool 2017-111, 2.50%, 06/16/2051	101,864	103,308
Pool 2015-114 AD, 2.50%, 11/15/2051	955,987	969,325
Pool 2017-9, 2.50%, 09/16/2056	782,624	797,609
Pool 2017-157, 2.50%, 10/16/2056	726,258	735,557
Pool 2017-28, 2.50%, 02/16/2057	3,084,897	3,128,905
Pool 2016-36 A, 2.50%, 03/16/2057	258,356	261,052
Pool 2017-72, 2.50%, 04/16/2057	574,748	582,135
Pool 2016-71, 2.50%, 10/16/2057	1,746,223	1,771,112
Pool 2017-46, 2.50%, 11/16/2057	2,686,122	2,724,455
Pool 2017-64, 2.50%, 11/16/2057	485,155	491,402
Pool 2017-22, 2.50%, 12/16/2057	3,285,262	3,312,976
Pool 2017-47, 2.50%, 08/16/2058	453,341	458,377
Pool 2017-81, 2.50%, 09/16/2058	409,211	414,500
Pool 2017-97, 2.50%, 09/16/2058	269,361	272,817
Pool 2018-3, 2.50%, 10/16/2058	3,608,852	3,654,966
Pool 2017-154, 2.50%, 12/16/2058	1,866,130	1,890,378
Pool 2017-127, 2.50%, 02/16/2059	552,261	559,402
Pool 2017-143, 2.50%, 02/16/2059	953,375	965,652
Pool 2018-75, 2.50%, 04/16/2059	748,298	758,362

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 2017-191, 2.50%, 07/16/2059 (c)	$2,899,134	$2,936,421
Pool 2018-2, 2.50%, 07/16/2059	560,114	567,346
Pool 2017-169, 2.50%, 09/16/2059	105,689	107,056
Pool 2019-141, 2.50%, 08/16/2060	1,091,174	1,110,420
Pool 2020-8 AL, 2.50%, 01/16/2061	400,071	409,220
Pool 2019-107, 2.50%, 02/16/2061	547,688	553,483
Pool 2020-2 AH, 2.50%, 02/16/2061	3,001,881	3,047,141
Pool 2019-147 AE, 2.50%, 06/16/2061	686,026	693,300
Pool 2020-72, 2.50%, 02/16/2062	1,908,766	1,935,588
Pool 2020-10 AC, 2.50%, 04/16/2062	1,633,504	1,654,657
Pool 2016-64, 2.55%, 12/16/2057	1,134,836	1,151,991
Pool 2019-124, 2.55%, 09/16/2060	296,671	300,805
Pool 2018-74 AG, 2.60%, 12/16/2050	608,396	615,660
Pool 2017-106, 2.60%, 04/16/2051	211,449	214,864
Pool 2015-101 AE, 2.60%, 03/16/2052	435,753	442,011
Pool 2018-85, 2.60%, 01/16/2053	110,492	111,563
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,824,258	1,856,737
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	2,733,175	2,765,946
Pool 2018-69, 2.60%, 03/16/2056	1,117,616	1,133,908
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	477,695	485,701
Pool 2016-24, 2.60%, 12/16/2056	251,464	255,509
Pool 2016-41, 2.60%, 06/16/2057	137,046	139,428
Pool 2017-90, 2.60%, 07/16/2057	446,750	454,057
Pool 2017-62, 2.60%, 11/16/2057	1,083,327	1,098,280
Pool 2017-92, 2.60%, 06/16/2058	1,687,205	1,714,450
Pool 2018-16, 2.60%, 06/16/2058	2,937,378	3,005,096
Pool 2017-74, 2.60%, 09/16/2058	3,590,614	3,652,148
Pool 2018-28, 2.60%, 09/16/2058	3,926,587	4,011,479
Pool 2017-108, 2.60%, 10/16/2058	448,234	455,654
Pool 2017-135, 2.60%, 10/16/2058	2,426,695	2,472,400
Pool 2017-70, 2.60%, 10/16/2058	255,139	259,480
Pool 2017-102, 2.60%, 12/16/2058 (c)	1,077,878	1,096,624
Pool 2017-124, 2.60%, 12/16/2058	703,046	715,065
Pool 2017-131, 2.60%, 12/16/2058 (c)	1,031,072	1,044,227
Pool 2017-7, 2.60%, 12/16/2058 (c)	2,846,024	2,915,971
Pool 2018-9, 2.60%, 12/16/2058	1,373,297	1,391,072
Pool 2017-105, 2.60%, 01/16/2059	444,736	452,164
Pool 2017-143, 2.60%, 01/16/2059	1,186,716	1,207,323
Pool 2017-94, 2.60%, 02/16/2059	257,901	262,263
Pool 2017-169, 2.60%, 04/16/2059 (c)	4,096,114	4,163,762
Pool 2017-185, 2.60%, 04/16/2059 (c)	185,182	188,574
Pool 2017-126, 2.60%, 05/16/2059	92,661	94,189
Pool 2017-152, 2.60%, 05/16/2059	348,695	354,370
Pool 2017-61, 2.60%, 05/16/2059	800,988	814,198
Pool 2018-41 AD, 2.60%, 06/16/2059	1,205,362	1,224,793
Pool 2018-35, 2.60%, 09/16/2059	2,891,177	2,938,511
Pool 2019-88, 2.60%, 12/16/2059	687,643	698,344
Pool 2017-190, 2.60%, 03/16/2060	1,694,980	1,724,350
Pool 2019-147, 2.60%, 09/16/2060	160,409	163,059
Pool 2019-130, 2.60%, 11/16/2061	526,671	535,262
Pool 2021-591746, 2.63%, 06/15/2048	737,485	754,291
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	114,647	116,569
Pool 2015-86 AC, 2.65%, 03/16/2050	1,128,415	1,146,829
Pool 2014-138 AC, 2.65%, 06/16/2050	354,650	358,959

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal
	Amount	Value
Pool 2015-171 EA, 2.65%, 12/16/2052	$48,929	$49,766
Pool 2016-178, 2.65%, 08/16/2058	2,980,840	3,034,132
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	398,680	405,886
Pool 2018-60, 2.70%, 12/16/2058	826,164	840,104
Pool 2017-159, 2.70%, 01/16/2059	560,572	571,162
Pool 2018-25, 2.70%, 04/16/2059	6,470,823	6,591,807
Pool 2018-43, 2.70%, 10/16/2059	1,151,535	1,171,492
Pool 2021-AC3668, 2.73%, 04/15/2043	1,797,053	1,837,075
Pool 2018-62, 2.75%, 05/16/2051	927,256	944,672
Pool 2016-39, 2.75%, 01/16/2056	1,572,154	1,606,171
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	1,134,435	1,156,337
Pool 2017-54, 2.75%, 09/16/2057	597,237	609,662
Pool 2019-81 AC, 2.75%, 08/16/2060	103,063	104,871
Pool 2019-146, 2.75%, 07/16/2061 (c)	1,027,422	1,048,984
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	982,721	1,003,392
Pool 2014-186 AH, 2.80%, 08/16/2054	172,667	176,151
Pool 2015-140 AC, 2.80%, 11/16/2056	887,696	906,086
Pool 2015-150 AE, 2.80%, 01/16/2057	15,117	15,270
Pool 2018-56, 2.80%, 04/16/2058	3,407,966	3,474,124
Pool 2019-50, 2.80%, 06/16/2059	751,413	760,893
Pool 2021-BX1555, 2.80%, 06/15/2062	9,392,000	9,927,931
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	83,352	85,262
Pool 2018-82, 2.85%, 12/16/2051	1,347,638	1,372,565
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	80,281	81,215
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	846,601	860,986
Pool 2016-40, 2.88%, 05/16/2050 (c)	849,851	872,386
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	358,265	366,348
Pool 2021-AV9479, 2.90%, 10/15/2051	7,911,956	8,058,957
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	537,531
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	773,482	790,752
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	357,813	362,317
Pool 2018-110, 2.90%, 09/16/2059	274,202	280,572
Pool 2014-164 AN, 2.91%, 03/16/2055 (c)	1,040,132	1,075,113
Pool 2019-94 AG, 2.95%, 07/16/2060	738,030	755,572
Pool 2021-AD6658, 2.97%, 01/15/2036	1,172,138	1,202,811
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	2,022,601
Pool 2018-73, 3.00%, 04/16/2049	225,808	230,899
Pool 2018-96, 3.00%, 09/16/2049	696,800	713,523
Pool 2018-62, 3.00%, 05/16/2050	188,719	193,526
Pool 2018-98, 3.00%, 10/16/2050	222,431	226,174
Pool 2019-53, 3.00%, 06/16/2051	84,499	85,296
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,535,593
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	411,201
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	631,826	642,472
Pool 2018-88, 3.00%, 02/16/2058	1,244,295	1,280,126
Pool 2018-43, 3.00%, 12/16/2058	257,690	264,329
Pool 2019-63, 3.00%, 02/16/2060	372,113	381,389
Pool 2019-47, 3.00%, 05/16/2060	156,986	161,288
Pool 2019-66, 3.00%, 05/16/2060	24,448	25,022
Pool 2019-75 AC, 3.00%, 05/16/2060	1,169,645	1,199,231
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	509,834
Pool 2021-AS2544, 3.10%, 04/15/2042	744,689	781,690
Pool 2021-AK8205, 3.10%, 09/15/2055	2,204,447	2,247,109
Pool 2018-85, 3.10%, 07/16/2057 (c)	867,027	891,137

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 2019-64, 3.10%, 01/16/2060	$592,912	$608,945
Pool 2019-105 A, 3.10%, 05/16/2061	31,141	32,081
Pool 2019-19, 3.15%, 04/16/2050	32,008	32,450
Pool 2018-136 AE, 3.15%, 09/16/2058	2,389,056	2,461,216
Pool 2019-32, 3.15%, 12/16/2059	850,197	865,920
Pool 2019-28, 3.15%, 06/16/2060	472,472	479,084
Pool 2019-80 AB, 3.15%, 11/16/2060	52,842	54,671
Pool 2018-99, 3.20%, 01/16/2052	36,432	36,741
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	1,027,580
Pool 2018-114, 3.20%, 08/16/2058	140,650	143,192
Pool 2021-AK7840, 3.25%, 03/15/2050	893,056	935,187
Pool GNR 2019-26, 3.25%, 01/16/2060	403,251	412,333
Pool GNR 2019-8, 3.25%, 01/16/2060	35,255	35,999
Pool 2019-37, 3.25%, 02/16/2060	1,163,204	1,192,706
Pool 2018-165 AB, 3.25%, 09/16/2060	2,152,361	2,197,494
Pool 2014-155 DC, 3.33%, 06/16/2047 (c)	900,000	923,729
Pool 2021-AT8470, 3.40%, 10/15/2051	1,775,442	1,894,790
Pool 2021-AN9543, 3.45%, 11/15/2050	1,600,074	1,697,784
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	3,959,921
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	888,904	921,316
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	519,038
Pool 2021-AD8950, 3.51%, 09/15/2048	1,972,230	2,046,461
Pool 2021-AM0526, 3.51%, 05/15/2050	1,039,702	1,100,034
Pool 2021-AH5339, 3.55%, 12/15/2050	1,224,789	1,302,962
Pool 2021-AC6851, 3.62%, 08/15/2048	870,791	904,366
Pool 2021-AC6853, 3.62%, 08/15/2048	870,791	904,366
Pool 2021-661707, 3.75%, 12/15/2054	836,377	882,702
Pool 2021-AG7484, 3.83%, 03/15/2049	442,011	462,582
Pool 2021-AO6152, 3.94%, 01/15/2045	1,851,901	1,964,904
Pool 2021-AH7386, 4.00%, 11/15/2053	1,845,964	1,959,148
Pool 2021-768250, 4.01%, 08/15/2052	2,313,063	2,375,670
Pool 2021-749575, 4.25%, 11/15/2046	1,820,149	1,828,219
Pool 2015-19 AF, 4.28%, 01/16/2057 (c)	44,450	49,836
Pool 2021-AH1338, 4.61%, 06/15/2055	469,368	513,993
Pool 2021-712102, 5.15%, 11/15/2032	367,092	366,944
Pool 2021-699710, 5.43%, 07/15/2044	336,667	336,496
Pool 2021-637911, 6.00%, 07/15/2035	313,318	313,694
Pool 2021-636413, 6.25%, 04/15/2036	554,822	555,488
		363,758,241

GNMA Single Family - 0.68%
Pool G2 BV1487, 2.50%, 08/20/2050	585,178	601,882
Pool G2 CE6248, 2.50%, 08/20/2051	322,435	333,061
Pool AD1699, 3.00%, 02/15/2043	67,613	71,074
Pool AV5053, 3.00%, 10/20/2046	422,146	441,315
Pool G2 AX5461, 3.00%, 12/20/2046	1,035,516	1,082,165
Pool G2 AX5544, 3.00%, 01/20/2047	221,935	230,358
Pool G2 BV1491, 3.00%, 08/20/2050	1,302,150	1,360,892
Pool 779354, 3.50%, 06/15/2042	7,877	8,354
Pool AX5545, 3.50%, 01/20/2047	555,707	582,805
Pool BC5351, 3.50%, 09/20/2047	672,356	708,273
Pool BD9036, 3.50%, 11/20/2047	615,582	646,064
Pool 737576, 4.00%, 11/15/2040	18,580	20,149
Pool 737712, 4.00%, 12/15/2040	135,794	147,863
Pool 757173, 4.00%, 12/20/2040	195,075	209,024

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal
	Amount	Value
Pool 737837, 4.00%, 01/15/2041	$196,601	$210,315
Pool 759104, 4.00%, 01/15/2041	220,782	236,841
Pool 2759436, 4.00%, 01/20/2041	64,442	68,478
Pool 2759466, 4.00%, 01/20/2041	198,001	210,504
Pool 759191, 4.00%, 02/15/2041	244,435	262,352
Pool 2759301, 4.00%, 02/20/2041	296,418	318,100
Pool 2763042, 4.00%, 04/20/2041	67,637	71,763
Pool 738629, 4.00%, 08/15/2041	398,160	440,607
Pool 738630, 4.00%, 08/15/2041	256,205	280,699
Pool 770515, 4.00%, 08/15/2041	394,194	429,602
Pool 738735, 4.00%, 09/15/2041	99,553	108,772
Pool 738954, 4.00%, 11/15/2041	52,791	56,435
Pool 778766, 4.00%, 01/15/2042	410,788	447,597
Pool 778847, 4.00%, 02/15/2042	56,254	60,121
Pool AF3781, 4.00%, 09/15/2043	417,091	450,149
Pool AG8734, 4.00%, 12/15/2043	151,462	163,967
Pool BH0074, 4.00%, 06/20/2048	1,465,188	1,573,752
Pool BI3170, 4.00%, 07/20/2048	250,003	264,950
Pool G2 BJ6735, 4.00%, 10/20/2048	147,724	156,141
Pool 717198, 4.50%, 06/15/2039	163,956	182,915
Pool 714594, 4.50%, 07/15/2039	86,152	95,969
Pool 720208, 4.50%, 07/15/2039	158,062	176,394
Pool 726402, 4.50%, 10/15/2039	32,605	36,356
Pool 728954, 4.50%, 12/15/2039	205,679	229,468
Pool 729017, 4.50%, 01/15/2040	224,015	250,269
Pool 737051, 4.50%, 03/15/2040	146,229	163,071
Pool 737222, 4.50%, 05/15/2040	124,756	139,091
Pool 698160, 4.50%, 07/15/2040	60,026	66,853
Pool 748456, 4.50%, 08/15/2040	199,322	222,337
Pool 738152, 4.50%, 04/15/2041	406,853	459,528
Pool 738267, 4.50%, 05/15/2041	279,347	312,094
Pool 763543, 4.50%, 05/15/2041	81,898	91,298
Pool 738397, 4.50%, 06/15/2041	356,955	400,296
Pool 770396, 4.50%, 06/15/2041	137,634	153,320
Pool 2783417, 4.50%, 08/20/2041	2,277,314	2,498,351
Pool BH0075, 4.50%, 06/20/2048	416,019	444,959
Pool BK9581, 4.50%, 02/20/2049	97,283	103,382
Pool 688624, 5.00%, 05/15/2038	119,590	135,115
Pool 411105, 5.00%, 01/15/2039	25,488	28,808
Pool 439079, 5.00%, 02/15/2039	117,968	134,467
Pool 646728, 5.00%, 03/15/2039	75,431	85,196
Pool 646750, 5.00%, 04/15/2039	61,046	68,997
Pool 646777, 5.00%, 05/15/2039	35,778	40,431
Pool 720288, 5.00%, 08/15/2039	90,519	102,305
Pool 722944, 5.00%, 08/15/2039	57,379	64,850
Pool 723006, 5.00%, 10/15/2039	151,575	171,318
Pool 726403, 5.00%, 10/15/2039	24,654	27,855
Pool 737055, 5.00%, 03/15/2040	189,676	214,320
Pool 658393, 5.00%, 06/15/2040	184,710	208,786
Pool 2783418, 5.00%, 06/20/2040	1,496,631	1,598,391
Pool 684677, 5.50%, 03/15/2038	76,219	84,701
Pool 2688636, 5.50%, 05/20/2038	217,361	239,682
Pool 690974, 5.50%, 06/15/2038	40,791	45,344
Pool 2409120, 5.50%, 07/20/2038	123,515	136,152

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 2700671, 5.50%, 10/20/2038	$70,354	$77,512
Pool 411116, 5.50%, 01/15/2039	149,750	166,626
Pool 2684988, 6.00%, 03/20/2038	88,631	97,504
Pool 688626, 6.00%, 05/15/2038	106,826	118,748
Pool 2693900, 6.00%, 07/20/2038	134,464	148,038
Pool 696513, 6.00%, 08/15/2038	34,293	38,120
Pool 2696843, 6.00%, 08/20/2038	55,209	60,737
Pool 699255, 6.00%, 09/15/2038	151,372	168,349
Pool 2698997, 6.00%, 09/20/2038	106,520	117,189
Pool 705999, 6.00%, 01/15/2039	88,289	98,132
Pool 2696844, 6.50%, 08/20/2038	69,103	70,923
Pool 530199, 7.00%, 03/20/2031	40,386	41,043
		22,870,014

HUD - 0.02%
Pool 0620, 5.77%, 08/01/2026	649,000	654,468

Small Business Administration - 1.17%
Pool 507253, 0.50%, (Prime Rate by Country-2.750%), 05/25/2030	28,662	28,728
Pool 508206, 0.60%, (Prime Rate by Country-2.650%), 09/25/2032	14,010	14,051
Pool 508298, 0.60%, (Prime Rate by Country-2.650%), 01/25/2033	178,135	178,629
Pool 508506, 0.63%, (Prime Rate by Country-2.625%), 06/25/2033	113,100	113,430
Pool 508716, 0.82%, (Prime Rate by Country-2.430%), 06/25/2034	53,542	53,375
Pool American, 1.25%, 08/30/2022 (c)	607,094	618,461
Pool Cleburne, 1.25%, 08/30/2022 (c)	431,880	440,078
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	1,503	1,501
Pool 509392, 1.25%, (Prime Rate by Country-2.000%), 07/25/2023	195,797	194,581
Pool 509409, 1.25%, (Prime Rate by Country-2.000%), 09/25/2023	98,078	97,633
Pool 509596, 1.25%, (Prime Rate by Country-2.000%), 11/25/2024	84,809	84,160
Pool 509670, 1.25%, (Prime Rate by Country-2.000%), 04/25/2025	147,856	146,951
Pool 509678, 1.25%, (Prime Rate by Country-2.000%), 05/25/2025	615,597	613,332
Pool 509748, 1.25%, (Prime Rate by Country-2.000%), 09/25/2025	714,555	710,187
Pool 509133, 1.25%, (Prime Rate by Country-2.000%), 09/25/2036	252,639	250,162
Pool 509348, 1.25%, (Prime Rate by Country-2.000%), 02/25/2038	294,178	288,481
Pool 509350, 1.25%, (Prime Rate by Country-2.000%), 03/25/2038	162,102	158,764
Pool 509391, 1.25%, (Prime Rate by Country-2.000%), 06/25/2038	335,500	332,101
Pool 509417, 1.25%, (Prime Rate by Country-2.000%), 10/25/2038	297,695	292,360
Pool 509460, 1.25%, (Prime Rate by Country-2.000%), 01/25/2039	595,085	587,216
Pool 509491, 1.25%, (Prime Rate by Country-2.000%), 02/25/2039	551,984	540,467

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal
	Amount	Value
Pool 509541, 1.25%, (Prime Rate by Country-2.000%), 08/25/2039	$183,070	$176,942
Pool 509573, 1.25%, (Prime Rate by Country-2.000%), 09/25/2039	1,314,265	1,332,377
Pool 509575, 1.25%, (Prime Rate by Country-2.000%), 10/25/2039	1,096,697	1,121,478
Pool 509661, 1.25%, (Prime Rate by Country-2.000%), 03/25/2040	1,249,429	1,266,876
Pool 509688, 1.25%, (Prime Rate by Country-2.000%), 08/25/2040	2,172,511	2,207,351
Pool 509735, 1.25%, (Prime Rate by Country-2.000%), 09/25/2040	778,867	781,647
Pool 509760, 1.25%, (Prime Rate by Country-2.000%), 11/25/2040	1,466,545	1,499,740
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	227,648	231,625
Pool 509977, 1.65%, (Prime Rate by Country-1.600%), 03/25/2042	211,624	216,967
Pool 510004, 2.00%, (Prime Rate by Country-1.250%), 05/25/2042	308,494	315,750
Pool 2016-10B, 2.05%, 09/10/2026	8,987,223	9,138,989
Pool 3046316007, 2.05%, 12/03/2032 (c)	168,416	167,332
Pool 509793, 2.11%, (Prime Rate by Country-1.144%), 01/25/2041	1,090,336	1,113,102
Pool 2013-10A, 2.35%, 03/10/2023	90,186	91,396
Pool 510051, 2.50%, (Prime Rate by Country-0.750%), 07/25/2042	235,831	247,651
Pool 509010, 2.58%, (Prime Rate by Country-0.675%), 01/25/2036	42,635	43,271
Pool 2015-10B, 2.83%, 09/10/2025	257,684	263,377
Pool Premie, 2.95%, 08/29/2038 (c)	624,060	674,570
Pool 2014-10B, 3.02%, 09/10/2024	552,854	557,268
Pool 522124, 3.04%, (Prime Rate by Country-0.180%), 02/25/2040	348,236	363,336
Pool 510047, 3.08%, (Prime Rate by Country-0.171%), 09/25/2042	584,141	624,786
Pool 509900, 3.15%, (Prime Rate by Country-0.098%), 03/25/2042	1,691,043	1,793,781
Pool Animal, 3.19%, 06/04/2023 (c)	87,387	90,919
Pool 2014-10A, 3.19%, 03/10/2024	1,989,784	2,022,596
Pool 522305, 3.43%, (Prime Rate by Country+0.182%), 11/25/2028	211,133	218,884
Pool Econolodge, 3.43%, 09/11/2037 (c)	735,833	801,554
Pool 509967, 3.65%, (Prime Rate by Country+0.402%), 03/25/2032	148,348	157,757
Pool 521967, 3.74%, (Prime Rate by Country+0.488%), 06/25/2038	591,761	624,730
Pool 521984, 3.81%, (Prime Rate by Country+0.578%), 10/25/2038	145,088	154,202
Pool 522053, 3.83%, (Prime Rate by Country+0.577%), 05/25/2026	79,470	80,942
Pool 509647, 3.86%, (Prime Rate by Country+0.605%), 12/25/2026	90,141	92,373
Pool 522440, 3.90%, (Prime Rate by Country+0.575%), 07/25/2029	300,213	316,768
Pool 522194, 3.92%, (Prime Rate by Country+0.624%), 09/25/2040	116,148	125,687

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Pool 522125, 4.01%, (Prime Rate by Country+0.842%), 10/25/2026	$80,072	$82,304
Pool 522317, 4.06%, (Prime Rate by Country+0.963%), 03/25/2029	242,995	260,269
Pool 522371, 4.06%, (Prime Rate by Country+0.789%), 10/25/2029	96,114	101,525
Pool 521919, 4.08%, (Prime Rate by Country+0.807%), 12/25/2037	73,412	77,985
Pool 510056, 4.08%, (Prime Rate by Country+0.829%), 08/25/2042	177,020	195,889
Pool 522423, 4.10%, (Prime Rate by Country+0.785%), 12/25/2028	350,023	368,769
Pool 521884, 4.11%, (Prime Rate by Country+0.772%), 08/25/2037	147,630	155,850
Pool 522328, 4.12%, (Prime Rate by Country+0.917%), 05/25/2029	25,996	27,852
Pool 522158, 4.13%, (Prime Rate by Country+0.879%), 01/25/2027	293,786	303,555
Pool 522029, 4.13%, (Prime Rate by Country+0.947%), 02/25/2039	22,575	24,098
Pool 521860, 4.14%, (Prime Rate by Country+0.913%), 03/25/2037	184,068	193,695
Pool Schatz, 4.15%, 10/04/2023 (c)	9,396	10,099
Pool 521970, 4.16%, (Prime Rate by Country+0.913%), 07/25/2038	280,481	302,224
Pool 522020, 4.18%, (Prime Rate by Country+0.933%), 02/25/2026	63,798	65,562
Pool 522268, 4.20%, (Prime Rate by Country+0.916%), 01/25/2029	614,327	642,585
Pool 522156, 4.25%, (Prime Rate by Country+0.983%), 05/25/2040	216,508	233,091
Pool 522387, 4.26%, (Prime Rate by Country+0.967%), 01/25/2030	151,441	161,157
Pool 522282, 4.40%, (Prime Rate by Country+1.136%), 09/25/2028	116,552	122,326
Pool 522327, 4.46%, (Prime Rate by Country+1.192%), 05/25/2029	459,803	491,659
Pool 522150, 4.48%, (Prime Rate by Country+1.205%), 02/25/2026	18,209	18,691
Pool Knights Inn, 4.61%, 08/27/2035	590,889	649,913
Pool Valeri, 4.68%, 11/15/2023 (c)	18,793	20,411
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	16,544	17,562
Pool 7530434005, 5.27%, 06/29/2024	17,651	18,773
		39,206,516

Small Business Administration Participation Certificates - 0.26%
Pool 2020-10D, 0.81%, 07/01/2030	4,097,436	4,029,028
Pool 2012-10C, 1.24%, 05/01/2022	12,581	12,633
Pool 2015-20C, 2.72%, 03/01/2035	43,004	44,525
Pool 2012-20A, 2.76%, 01/01/2032	18,306	18,922
Pool 2016-20L, 2.81%, 12/01/2036	318,363	337,024
Pool 2010-20K, 3.25%, 11/01/2030	7,603	7,959
Pool 2013-20I, 3.62%, 09/01/2033	514,798	547,388
Pool 2009-20J, 3.92%, 10/01/2029	2,725,136	2,846,793
Pool 2010-20E, 4.11%, 05/01/2030	75,259	80,443
Pool 2011-20B, 4.22%, 02/01/2031	389,678	416,432
Pool 2009-20D, 4.31%, 04/01/2029	468,402	498,252

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

	Principal
	Amount	Value
Pool 2008-20C, 5.49%, 03/01/2028	$5,160	$5,558
Pool 2008-20E, 5.49%, 05/01/2028	13,960	15,173
		8,860,130

Tennessee Valley Authority - 0.44%
Pool 2021, 1.50%, 09/15/2031	15,000,000	14,822,717

USDA Loan - 0.49%
Pool Ryze, 5.25%, 06/25/2038	13,988,205	16,171,764
Pool Highland, 5.28%, 07/14/2024	355,453	379,577
		16,551,341
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,912,955,339)		1,918,495,146

CORPORATE BONDS - 12.92%
Consumer Discretionary - 1.38%
Amazon.com
0.25%, 05/12/2023	13,914,000	13,880,663
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,980,200
Howard University
1.99%, 10/01/2025	1,000,000	989,292
Local Initiatives Support Corp.
0.35%, 10/15/2022	8,000,000	7,988,987
1.00%, 11/15/2025	5,000,000	4,844,179
3.01%, 03/01/2022	2,760,000	2,763,705
Massachusetts Higher Education Assistance Corp.
2.67%, 07/01/2031	5,000,000	5,117,361
Salvation Army
5.64%, 09/01/2026	2,975,000	3,501,400
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.70%, 02/01/2023	825,000	822,334
0.92%, 02/01/2024	1,010,000	1,000,718
Walmart
1.80%, 09/22/2031	3,336,000	3,299,599
		46,188,438
Energy - 0.08%
MidAmerican Energy
3.65%, 04/15/2029	2,559,000	2,815,525

Financials - 8.70%
Andrew W Mellon Foundation
0.95%, 08/01/2027	12,238,000	11,906,039
Bank of America Corp.
0.98%, VAR United States Secured Overnight Financing Rate + 0.910%, 09/25/2025	33,381,000	32,956,639
1.49%, VAR United States Secured Overnight Financing Rate + 1.460%, 05/19/2024	28,299,000	28,487,487
2.46%, VAR ICE LIBOR USD 3 Month + 0.870%, 10/22/2025	22,767,000	23,430,634
Bank of America NA
3.34%, VAR ICE LIBOR USD 3 Month + 0.650%, 01/25/2023	9,500,000	9,538,374
Citigroup
1.28%, VAR United States Secured Overnight Financing Rate + 0.528%, 11/03/2025	2,826,000	2,818,656
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (d)	13,949,000	13,675,634

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Fifth Third Bancorp
1.71%, VAR United States Secured Overnight Financing Rate + 0.685%, 11/01/2027	$6,589,000	$6,527,368
JPMorgan Chase
0.56%, VAR United States Secured Overnight Financing Rate + 0.420%, 02/16/2025	43,986,000	43,506,384
0.65%, VAR United States Secured Overnight Financing Rate + 0.600%, 09/16/2024	28,618,000	28,448,111
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (d)	13,923,000	13,761,759
PNC Financial Services Group
1.15%, 08/13/2026	23,702,000	23,360,162
Prudential Financial
1.50%, 03/10/2026	13,838,000	13,876,803
Reinvestment Fund
3.38%, 02/15/2022	425,000	426,516
3.48%, 02/15/2023	2,475,000	2,521,893
3.70%, 02/15/2025	150,000	157,503
Truist Financial Corp.
1.27%, VAR United States Secured Overnight Financing Rate + 0.609%, 03/02/2027	7,420,000	7,285,505
USAA Capital Corp.
0.50%, 05/01/2024 (d)	12,000,000	11,887,856
1.50%, 05/01/2023 (d)	4,500,000	4,555,423
2.13%, 05/01/2030 (d)	5,846,000	5,907,807
Visa
0.75%, 08/15/2027	7,609,000	7,287,650
		292,324,203
Industrials - 0.04%
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,435,355

Information Technology - 1.60%
Apple
3.00%, 06/20/2027	19,497,000	20,865,871
salesforce.com
1.50%, 07/15/2028	33,297,000	32,817,901
		53,683,772
Real Estate - 1.12%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	5,360,659
Century Housing Corp.
0.25%, 09/15/2022	10,000,000	9,981,269
0.30%, 07/15/2022	1,000,000	999,085
0.30%, 02/15/2023	10,000,000	9,954,974
0.40%, 02/15/2022	5,000,000	5,000,577
ERP Operating
4.15%, 12/01/2028	1,000,000	1,131,352
Prologis
1.25%, 10/15/2030	5,716,000	5,318,159
		37,746,075

TOTAL CORPORATE BONDS (Cost $436,538,302)		434,193,368

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

	Principal
	Amount	Value
MUNICIPAL BONDS - 12.23%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 01/03/2022 @ 100
3.075%, 11/01/2023	$85,000	$85,066

California - 1.76%
Alameda County, Ser A, GO
4.000%, 08/01/2023	2,545,000	2,691,582
California State Health Facilities Financing Authority, Ser A, RB
2.211%, 06/01/2025	765,000	790,361
1.970%, 06/01/2023	570,000	581,656
1.168%, 06/01/2026	1,660,000	1,641,974
0.952%, 06/01/2025	3,215,000	3,183,470
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,590,758
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	2,205,000	2,258,686
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,000,000	2,022,565
1.486%, 11/01/2022	2,000,000	2,016,199
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,710,914
2.500%, 09/01/2022	3,945,000	4,008,350
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	624,336
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
2.750%, 09/01/2022	500,000	508,620
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	672,453
3.500%, 09/01/2027	250,000	274,414
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	3,129,812
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	965,464
1.830%, 01/15/2027	1,000,000	1,019,003
1.630%, 01/15/2025	780,000	792,324
1.550%, 01/15/2023	615,000	622,408
Sacramento Area Flood Control Agency, RB
2.699%, 10/01/2022	760,000	774,406
San Diego Unified School District, GO
1.599%, 07/01/2028	1,250,000	1,243,985
1.429%, 07/01/2027	990,000	986,351
1.201%, 07/01/2026	345,000	342,295
0.951%, 07/01/2025	400,000	396,320
0.656%, 07/01/2024	400,000	397,190

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
0.199%, 07/01/2022	$1,000,000	$999,414
San Francisco City & County, Ser A, GO
2.623%, 06/15/2022	200,000	202,519
0.396%, 06/15/2024	3,095,000	3,059,812
0.193%, 06/15/2023	2,865,000	2,852,038
0.143%, 06/15/2022	1,690,000	1,689,570
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	395,100
1.705%, 06/15/2029	410,000	404,466
1.555%, 06/15/2028	250,000	246,031
1.324%, 06/15/2027	450,000	442,245
1.104%, 06/15/2026	245,000	240,858
0.766%, 06/15/2025	90,000	88,446
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,532,799
San Francisco City & County Public Utilities Commission, Ser C, RB
2.400%, 11/01/2022	500,000	509,363
San Francisco City & County Redevelopment Agency, Ser D, TA
2.375%, 08/01/2022	2,500,000	2,534,338
San Francisco City & County Redevelopment Agency, Ser A, TA
3.633%, 08/01/2026	575,000	622,782
San Francisco City & County Redevelopment Agency, Ser C, TA
3.125%, 08/01/2024	1,850,000	1,937,790
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	800,000	1,080,734
		59,084,201

Colorado - 0.25%
Colorado State Housing & Finance Authority, Ser D, RB
3.150%, 11/01/2022	270,000	274,656
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	391,492	387,113
Colorado State Housing & Finance Authority, Ser C-1, RB
2.659%, 05/01/2029	235,000	238,185
2.175%, 11/01/2025	150,000	152,689
2.125%, 05/01/2025	175,000	177,961
1.878%, 05/01/2023	115,000	116,496
Colorado State Housing & Finance Authority, Ser I-2, RB
Callable 12/03/2021 @ 100
0.070%, 05/01/2048 (e)	3,650,000	3,650,000
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	56,500
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	220,875	224,720
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,145,261	2,287,310
Colorado State Housing & Finance Authority, Ser C-1, RB
Callable 05/01/2029 @ 100
2.709%, 11/01/2029	95,000	96,098

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

	Principal
	Amount	Value
Denver City & County Housing Authority, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	$870,000	$860,518
		8,522,246

Connecticut - 0.09%
Connecticut Housing Finance Authority, Ser A-4, RB
Callable 01/15/2022 @ 100
0.300%, 11/15/2022	3,000,000	2,995,488

Delaware - 0.15%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	4,892,023	5,003,011

District of Columbia - 0.11%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	2,876,151	2,905,906
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	872,735	892,906
		3,798,812

Florida - 0.21%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	3,151,006	3,201,613
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	2,183,177	2,216,253
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	1,005,803	1,031,325
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	642,278	649,739
		7,098,930

Georgia - 0.01%
Atlanta Development Authority, RB
2.622%, 12/01/2024	75,000	78,506
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	403,654
		482,160

Hawaii - 0.01%
Honolulu City & County, Ser F, GO
2.971%, 09/01/2022	300,000	305,962

Illinois - 0.37%
Illinois State Housing Development Authority, Ser A-1, RB
2.907%, 07/01/2022	155,000	155,249
2.765%, 01/01/2022	700,000	701,111

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	$400,000	$396,321
1.451%, 04/01/2027	540,000	533,493
1.118%, 10/01/2026	215,000	210,412
1.068%, 04/01/2026	470,000	461,574
0.968%, 10/01/2025	1,020,000	1,002,629
0.868%, 04/01/2025	495,000	487,937
0.501%, 10/01/2024	585,000	576,200
0.451%, 04/01/2024	950,000	940,445
0.353%, 10/01/2023	880,000	874,115
0.303%, 04/01/2023	430,000	428,686
0.253%, 10/01/2022	710,000	709,311
0.203%, 04/01/2022	625,000	624,948
Illinois State Housing Development Authority, Ser A, RB
3.265%, 07/01/2022	310,000	314,234
Illinois State Housing Development Authority, Ser A, RB
2.625%, 03/01/2048	1,717,282	1,740,862
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	964,977	959,347
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	1,225,000	1,274,124
		12,390,998

Iowa - 0.10%
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	690,000	705,179
2.050%, 06/01/2024	845,000	861,985
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	235,000	240,205
2.050%, 06/01/2024	575,000	586,558
Hawkeye Community College, Ser 1, GO
Callable 01/03/2022 @ 100
2.600%, 06/01/2022	245,000	245,481
Iowa State Finance Authority, RB
Callable 01/03/2022 @ 100
2.300%, 09/01/2040	675,877	676,549
		3,315,957

Kentucky - 0.23%
Kentucky Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	248,137
1.150%, 01/01/2025	175,000	173,822
0.950%, 07/01/2024	250,000	248,592
0.800%, 01/01/2024	250,000	248,969
0.550%, 07/01/2023	750,000	747,624
0.450%, 01/01/2023	425,000	424,282
0.350%, 07/01/2022	1,260,000	1,259,196
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	25,755
2.928%, 07/01/2022	335,000	339,041

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

	Principal
	Amount	Value
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	$165,000	$171,773
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.860%, 01/01/2034	125,000	130,385
3.500%, 01/01/2040	1,170,000	1,226,866
3.499%, 07/01/2031	750,000	776,599
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,650,000	1,758,303
		7,779,344

Louisiana - 0.04%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	1,259,647	1,273,487

Maryland - 0.15%
Maryland State Community Development Administration, Ser E, RB
3.346%, 03/01/2023	705,000	726,358
Maryland State Community Development Administration, Ser A, RB
Callable 03/01/2022 @ 100
4.000%, 09/01/2025	825,000	829,238
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	150,000	152,704
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	1,630,000	1,692,214
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2026 @ 100
4.416%, 09/01/2037	240,000	252,589
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,222,636	1,271,657
		4,924,760

Massachusetts - 0.46%
Massachusetts State Housing Finance Agency, Ser 197, RB
3.450%, 12/01/2023	190,000	198,473
3.400%, 06/01/2023	180,000	186,469
3.350%, 12/01/2022	95,000	97,429
3.300%, 06/01/2022	180,000	182,427
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	260,227
2.950%, 06/01/2025	250,000	259,621

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
2.900%, 12/01/2024	$250,000	$259,148
2.800%, 06/01/2024	275,000	284,154
2.650%, 12/01/2023	250,000	257,062
2.550%, 06/01/2023	355,000	363,231
2.450%, 12/01/2022	250,000	254,162
2.250%, 12/01/2021	250,000	250,000
Massachusetts State Housing Finance Agency, Ser 193, RB
3.350%, 12/01/2023	430,000	450,946
3.300%, 06/01/2023	225,000	233,608
3.250%, 12/01/2022	240,000	246,506
3.200%, 06/01/2022	300,000	304,197
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,230,331	3,330,728
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/01/2022 @ 100
4.711%, 12/01/2037	290,000	293,270
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,747,124
4.750%, 12/01/2045	2,870,000	3,004,255
4.550%, 12/01/2035	410,000	431,593
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	259,252
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	65,000	65,886
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	160,719
3.530%, 12/01/2029	660,000	687,405
3.450%, 06/01/2029	300,000	312,025
		15,379,917

Michigan - 0.42%
Michigan State Housing Development Authority, Ser B, RB
3.627%, 10/01/2023	450,000	470,619
3.527%, 04/01/2023	465,000	481,219
3.376%, 10/01/2022	385,000	393,385
3.276%, 04/01/2022	450,000	454,016
1.672%, 12/01/2028	1,080,000	1,056,291
1.670%, 12/01/2024	160,000	161,387
1.622%, 06/01/2028	1,055,000	1,032,689
1.620%, 06/01/2024	165,000	166,748
1.599%, 04/01/2027	250,000	248,114
1.512%, 12/01/2027	1,085,000	1,062,987
1.412%, 06/01/2027	605,000	592,244
1.398%, 12/01/2023	150,000	151,225
1.298%, 06/01/2023	100,000	100,775
1.241%, 10/01/2026	485,000	479,331
1.198%, 12/01/2026	490,000	479,621
1.196%, 12/01/2022	100,000	100,621
1.191%, 04/01/2026	300,000	296,286

The accompanying notes are an integral part of the financial statements.

(Unaudited)	37

	Principal
	Amount	Value
1.118%, 06/01/2026	$585,000	$573,149
1.096%, 06/01/2022	100,000	100,355
1.091%, 10/01/2025	485,000	479,672
1.046%, 12/01/2021	100,000	100,000
1.038%, 12/01/2025	95,000	93,334
0.991%, 04/01/2025	250,000	247,513
0.958%, 06/01/2025	400,000	393,859
0.752%, 12/01/2024	450,000	444,295
0.692%, 06/01/2024	350,000	346,679
0.577%, 10/01/2024	475,000	469,253
0.496%, 12/01/2023	230,000	228,554
0.436%, 06/01/2023	175,000	174,349
0.408%, 10/01/2023	500,000	497,246
0.326%, 06/01/2022	185,000	184,931
0.258%, 10/01/2022	250,000	249,706
0.208%, 04/01/2022	250,000	249,959
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.327%, 10/01/2029	335,000	353,652
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2025 @ 100
3.736%, 10/01/2033	1,170,000	1,232,856
		14,146,920

Minnesota - 0.02%
Minnesota State Housing Finance Agency, Ser C, RB
3.042%, 01/01/2024	180,000	182,900
2.992%, 07/01/2023	55,000	56,537
2.942%, 01/01/2023	115,000	117,397
2.897%, 07/01/2022	95,000	96,207
2.847%, 01/01/2022	105,000	105,191
Minnesota State Housing Finance Agency, Ser N, RB
Callable 01/01/2022 @ 100
5.760%, 01/01/2037	5,000	5,020
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	201,799	204,508
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	45,000	45,755
		813,515

Mississippi - 0.02%
Mississippi State Home Corp., RB
Callable 06/01/2023 @ 100
3.050%, 12/01/2034	570,028	576,600

Nebraska - 0.10%
Nebraska State Investment Finance Authority, Ser B, AMT, RB
Callable 12/03/2021 @ 100
0.060%, 03/01/2048 (e) (f)	3,400,000	3,400,000

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
New Hampshire - 0.02%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/01/2023 @ 100
3.750%, 07/01/2034	$125,000	$127,697
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	110,000	112,222
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	445,000	464,014
		703,933

New Jersey - 0.87%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	475,000	500,752
3.900%, 05/01/2023	460,000	478,882
3.800%, 11/01/2022	450,000	462,325
3.650%, 05/01/2022	430,000	435,568
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	613,991
3.550%, 05/01/2025	1,100,000	1,170,095
3.500%, 11/01/2024	535,000	567,698
3.450%, 05/01/2024	1,035,000	1,089,910
3.368%, 11/01/2025	450,000	478,663
3.350%, 05/01/2023	980,000	1,012,677
3.250%, 05/01/2022	200,000	202,142
3.228%, 11/01/2024	360,000	378,158
2.928%, 11/01/2023	365,000	377,402
2.740%, 11/01/2022	300,000	305,327
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
3.422%, 05/01/2023	2,850,000	2,954,043
3.033%, 05/01/2022	1,000,000	1,010,819
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
Callable 12/27/2021 @ 100
5.086%, 11/01/2043	4,785,000	4,793,556
4.886%, 11/01/2032	1,435,000	1,437,555
4.566%, 11/01/2027	900,000	901,544
3.716%, 11/01/2022	125,000	125,192
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,654,360
4.200%, 11/01/2024	505,000	532,654
4.100%, 05/01/2024	485,000	511,976
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	467,961
4.625%, 11/01/2036	335,000	365,828

The accompanying notes are an integral part of the financial statements.

(Unaudited)	39

	Principal
	Amount	Value
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	$345,000	$382,488
4.868%, 11/01/2047	1,300,000	1,428,510
4.698%, 11/01/2037	500,000	548,093
4.218%, 11/01/2032	1,355,000	1,467,955
3.718%, 11/01/2028	285,000	303,938
3.618%, 11/01/2027	695,000	740,618
3.568%, 11/01/2026	435,000	466,428
		29,167,108

New Mexico - 0.09%
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 06/01/2023 @ 100
2.230%, 10/01/2034	396,742	400,402
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	2,445,000	2,496,232
		2,896,634

New York - 4.24%
New York City Housing Development Corp., Ser J, RB
0.512%, 11/01/2023	430,000	428,399
0.462%, 05/01/2023	500,000	498,683
New York City Housing Development Corp., RB
1.860%, 05/01/2028	2,110,000	2,103,379
New York City Housing Development Corp., Ser D, RB
2.233%, 08/01/2027	2,050,000	2,088,211
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	995,000	1,046,112
3.363%, 05/01/2023	2,150,000	2,233,522
3.263%, 11/01/2022	1,500,000	1,539,610
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	813,262
3.364%, 05/01/2025	535,000	570,581
3.290%, 11/01/2024	1,065,000	1,131,586
3.190%, 05/01/2024	535,000	564,413
3.178%, 05/01/2024	1,070,000	1,128,520
3.121%, 05/01/2023	4,000,000	4,146,395
3.028%, 11/01/2023	500,000	522,302
3.021%, 05/01/2022	255,000	257,939
3.021%, 11/01/2022	3,000,000	3,072,603
2.990%, 11/01/2023	270,000	281,427
2.978%, 05/01/2023	1,245,000	1,286,627
2.890%, 05/01/2023	450,000	464,489
2.838%, 11/01/2022	1,000,000	1,021,791
2.810%, 11/01/2022	300,000	306,461
2.738%, 05/01/2022	710,000	717,114
2.710%, 05/01/2022	250,000	252,476
New York City Housing Development Corp., Ser G, RB
2.470%, 02/01/2022	320,000	321,145
New York City Housing Development Corp., Ser B, RB
2.000%, 02/01/2028	450,000	450,299

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	$640,000	$641,370
1.874%, 11/01/2027	945,000	948,273
1.844%, 05/01/2027	1,450,000	1,456,518
1.744%, 11/01/2026	280,000	281,481
1.694%, 05/01/2026	380,000	381,902
1.448%, 11/01/2025	375,000	375,263
New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,623,020
3.110%, 05/01/2023	1,525,000	1,580,577
3.050%, 11/01/2022	705,000	722,248
2.950%, 05/01/2022	1,610,000	1,627,541
New York City Housing Development Corp., Ser B, RB
1.677%, 11/01/2028	800,000	792,404
1.577%, 05/01/2028	500,000	493,807
1.477%, 11/01/2027	300,000	295,713
1.377%, 05/01/2027	200,000	196,907
1.123%, 11/01/2026	250,000	244,126
1.061%, 11/01/2025	2,010,000	1,984,177
1.023%, 05/01/2026	245,000	239,337
0.163%, 11/01/2022	785,000	784,049
0.113%, 05/01/2022	345,000	344,928
New York City Housing Development Corp., Ser G, RB
2.468%, 11/01/2024	135,000	140,070
2.144%, 11/01/2022	100,000	101,547
2.044%, 05/01/2022	500,000	503,576
New York City Housing Development Corp., Ser F, RB
2.368%, 05/01/2024	500,000	516,115
2.316%, 05/01/2023	1,820,000	1,863,916
2.280%, 11/01/2022	3,000,000	3,050,124
2.230%, 05/01/2022	475,000	478,762
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	763,629
2.478%, 05/01/2025	745,000	771,340
2.320%, 11/01/2024	1,130,000	1,167,658
2.270%, 05/01/2024	1,260,000	1,297,673
2.120%, 05/01/2023	590,000	602,611
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,531,175
3.750%, 11/01/2024	3,050,000	3,271,713
3.453%, 11/01/2022	570,000	586,039
New York City Housing Development Corp., Ser D, RB
2.150%, 02/01/2029	550,000	550,353
2.100%, 08/01/2028	540,000	542,194
1.750%, 08/01/2027	775,000	772,720
1.700%, 02/01/2027	760,000	758,142
1.600%, 08/01/2026	500,000	499,901
1.550%, 02/01/2026	480,000	480,042
1.300%, 08/01/2025	310,000	309,016
1.250%, 02/01/2025	365,000	364,513
New York City Housing Development Corp., Ser B, RB
2.361%, 02/01/2028	750,000	766,153
2.183%, 02/01/2027	1,590,000	1,617,589
2.083%, 02/01/2026	660,000	670,988

The accompanying notes are an integral part of the financial statements.

(Unaudited)	41

	Principal
	Amount	Value
1.980%, 08/01/2025	$865,000	$883,192
1.930%, 02/01/2025	600,000	611,807
New York City Housing Development Corp., Ser A, RB
3.078%, 08/01/2025	250,000	264,845
3.028%, 02/01/2025	350,000	368,539
2.954%, 08/01/2024	150,000	157,336
2.854%, 02/01/2024	150,000	156,143
2.704%, 08/01/2023	280,000	289,365
2.604%, 02/01/2023	300,000	307,232
2.570%, 08/01/2022	370,000	375,386
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	7,870,098	7,976,376
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	1,035,159
3.310%, 11/01/2024	1,610,000	1,677,083
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	783,298
3.278%, 05/01/2025	1,060,000	1,108,024
3.228%, 11/01/2024	725,000	761,585
New York City Housing Development Corp., Ser A, RB
Callable 08/01/2025 @ 100
3.478%, 08/01/2029	735,000	772,452
3.428%, 02/01/2029	400,000	420,042
3.378%, 08/01/2028	525,000	550,918
3.328%, 02/01/2028	300,000	314,815
3.278%, 08/01/2027	425,000	446,890
3.228%, 02/01/2027	400,000	420,759
3.178%, 08/01/2026	325,000	343,431
3.128%, 02/01/2026	475,000	502,192
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	500,000	517,931
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	1,036,834
2.768%, 11/01/2026	1,000,000	1,039,165
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	744,789
3.714%, 11/01/2028	395,000	421,498
3.614%, 11/01/2027	1,110,000	1,188,223
3.564%, 11/01/2026	505,000	543,983
3.514%, 05/01/2026	1,025,000	1,104,696
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	1,000,000	1,021,513
2.511%, 08/01/2029	1,240,000	1,264,225
2.461%, 02/01/2029	2,195,000	2,234,772
2.411%, 08/01/2028	1,000,000	1,021,553

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	$770,000	$773,321
2.238%, 05/01/2030	770,000	770,843
2.188%, 11/01/2029	455,000	454,450
2.138%, 05/01/2029	1,220,000	1,219,996
2.098%, 11/01/2028	1,225,000	1,228,024
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.200%, 08/01/2029	850,000	853,073
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	889,726
2.250%, 02/01/2030	865,000	867,234
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,961,400
2.003%, 05/01/2030	3,175,000	3,172,410
1.953%, 11/01/2029	1,800,000	1,809,538
1.903%, 05/01/2029	1,225,000	1,229,049
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 01/03/2022 @ 100
4.900%, 08/15/2025 (f)	110,000	110,356
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 01/03/2022 @ 100
5.050%, 08/15/2039 (f)	1,130,000	1,132,553
New York State Mortgage Agency, Ser 53, RB
3.069%, 04/01/2023	490,000	504,526
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	477,641
2.080%, 10/01/2028	960,000	948,344
1.816%, 10/01/2027	565,000	556,424
1.666%, 10/01/2026	420,000	415,780
1.316%, 10/01/2025	265,000	262,056
1.136%, 10/01/2024	370,000	366,305
0.894%, 10/01/2023	120,000	119,549
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	539,267
2.080%, 10/01/2028	760,000	757,245
1.816%, 10/01/2027	725,000	717,024
1.666%, 10/01/2026	920,000	916,385
1.316%, 10/01/2025	490,000	486,248
1.136%, 10/01/2024	700,000	697,770
0.894%, 10/01/2023	345,000	345,338
New York State Mortgage Agency, Ser 237, RB
1.271%, 10/01/2026	4,195,000	4,136,315
1.221%, 04/01/2026	1,225,000	1,213,416
1.141%, 10/01/2025	2,375,000	2,356,842
1.041%, 04/01/2025	1,485,000	1,474,559
New York State Mortgage Agency, Ser 171, RB
Callable 12/20/2021 @ 100
3.400%, 10/01/2022	1,815,000	1,816,940

The accompanying notes are an integral part of the financial statements.

(Unaudited)	43

	Principal
	Amount	Value
New York State Mortgage Agency, Ser 175, RB
Callable 04/01/2022 @ 100
4.116%, 04/01/2028	$945,000	$951,862
3.869%, 10/01/2025	4,355,000	4,388,267
New York State Mortgage Agency, Ser 222, RB
Callable 04/01/2029 @ 100
3.000%, 10/01/2033	85,000	86,029
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	492,480
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	130,019
		142,533,201

North Carolina - 0.05%
North Carolina State Housing Finance Agency, Ser 33, RB
Callable 01/03/2022 @ 100
3.413%, 07/01/2022	130,000	130,288
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	1,335,000	1,371,043
		1,501,331

Ohio - 0.10%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	271,232	278,505
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	3,073,234	3,138,363
		3,416,868

Oregon - 0.48%
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	500,389
1.105%, 11/01/2025	600,000	598,753
0.812%, 11/01/2024	1,055,000	1,051,926
0.418%, 11/01/2023	875,000	873,167
0.293%, 11/01/2022	700,000	699,217
Oregon State, Ser B, GO
3.088%, 05/01/2023	370,000	383,583
Oregon State, Ser C, GO
0.434%, 05/01/2024	1,485,000	1,471,930
0.201%, 05/01/2023	2,925,000	2,914,771
0.101%, 05/01/2022	2,195,000	2,194,433
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	222,705
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	797,678
1.386%, 09/01/2027	2,990,000	2,973,237

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
1.200%, 09/01/2026	$1,000,000	$993,638
0.950%, 09/01/2025	600,000	595,103
		16,270,530

Pennsylvania - 0.32%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	225,000	238,933
5.410%, 06/01/2022	500,000	512,149
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	516,698
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	2,005,162
1.916%, 06/01/2023	475,000	482,688
1.826%, 06/01/2022	305,000	306,989
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,794,438
2.150%, 10/01/2024	2,000,000	2,051,488
Redevelopment Authority of the Philadelphia, Ser A, RB
0.618%, 09/01/2023	1,260,000	1,254,820
0.468%, 09/01/2022	750,000	749,732
		10,913,097

Rhode Island - 0.17%
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
3.439%, 10/01/2026	510,000	546,771
3.389%, 04/01/2026	505,000	538,606
3.269%, 10/01/2025	490,000	519,392
3.169%, 04/01/2025	385,000	405,574
3.128%, 10/01/2024	245,000	256,974
3.028%, 04/01/2024	200,000	208,479
2.928%, 10/01/2023	110,000	113,874
2.699%, 10/01/2022	245,000	249,315
2.599%, 04/01/2022	335,000	337,432
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
1.696%, 10/01/2027	100,000	99,410
1.646%, 04/01/2027	175,000	174,098
1.179%, 10/01/2025	275,000	271,863
1.129%, 04/01/2025	245,000	242,869
1.029%, 10/01/2024	150,000	149,156
0.979%, 04/01/2024	115,000	114,844
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	40,000	41,980
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	149,786
2.600%, 10/01/2027	145,000	149,421
2.500%, 10/01/2026	70,000	72,021
2.400%, 10/01/2025	130,000	133,621
2.200%, 10/01/2023	115,000	117,536
2.000%, 10/01/2022	115,000	116,360

The accompanying notes are an integral part of the financial statements.

(Unaudited)	45

	Principal
	Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	$520,000	$556,452
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	98,382
		5,664,216

South Dakota - 0.02%
South Dakota State Housing Development Authority, Ser 1, RB
2.244%, 11/01/2022	25,000	25,352
South Dakota State Housing Development Authority, Ser A, RB
Callable 11/01/2025 @ 100
3.800%, 05/01/2031	210,000	212,047
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	505,000	529,428
		766,827

Tennessee - 0.47%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	350,000	356,147
2.190%, 01/01/2029	1,345,000	1,364,950
2.120%, 07/01/2028	300,000	304,498
1.961%, 07/01/2027	750,000	757,378
1.911%, 01/01/2027	300,000	302,778
1.861%, 07/01/2026	530,000	534,566
1.811%, 01/01/2026	500,000	504,012
1.720%, 07/01/2025	550,000	555,270
Tennessee State Housing Development Agency, RB
2.358%, 07/01/2029	2,550,000	2,585,202
2.308%, 01/01/2029	1,250,000	1,261,676
Tennessee State Housing Development Agency, RB
Callable 01/01/2026 @ 100
3.500%, 07/01/2031	110,000	112,031
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
2.290%, 01/01/2030	1,375,000	1,402,318
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 102
3.750%, 07/01/2050	2,345,000	2,528,644
Tennessee State Housing Development Agency, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,620,000	1,656,389
2.408%, 01/01/2030	1,585,000	1,611,631
		15,837,490

Texas - 0.10%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	926,670

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	$490,000	$543,197
Texas State Affordable Housing Corp., Ser A, RB
Callable 03/01/2023 @ 100
2.700%, 09/01/2041	1,575,000	1,586,825
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	10,000	10,200
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	337,220	343,188
		3,410,080

Utah - 0.25%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	675,000	682,369
2.850%, 01/01/2029	785,000	793,042
2.800%, 07/01/2028	710,000	716,747
2.750%, 01/01/2028	790,000	799,043
2.700%, 07/01/2027	1,405,000	1,420,150
2.650%, 01/01/2027	1,060,000	1,070,518
Utah State Housing Corp., Ser E, RB
Callable 01/01/2023 @ 100
2.200%, 07/01/2041	525,000	529,278
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	795,000	809,944
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,580,000	1,668,767
		8,489,858

Virginia - 0.44%
Fairfax County Economic Development Authority, Ser B, RB
Pre-Refunded @ 100
4.380%, 10/01/2024	500,000	547,314
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	445,842
1.319%, 06/01/2027	500,000	493,515
0.985%, 06/01/2026	1,230,000	1,209,092
0.835%, 06/01/2025	625,000	616,587
0.489%, 06/01/2024	1,320,000	1,307,017
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	728,192
1.437%, 11/01/2026	400,000	399,726
1.237%, 11/01/2025	350,000	349,301
0.897%, 11/01/2024	585,000	583,381
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	222,475	230,166
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	94,075	96,478

The accompanying notes are an integral part of the financial statements.

(Unaudited)	47

	Principal
	Amount	Value
3.100%, 06/25/2041	$3,581,855	$3,659,114
2.950%, 10/25/2049	1,416,575	1,440,993
Virginia State Housing Development Authority, Ser D, RB
Callable 04/01/2022 @ 100
3.568%, 10/01/2026	2,000,000	2,016,758
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	525,660
		14,649,136

Washington - 0.11%
King County Housing Authority, RB
Callable 01/18/2022 @ 100
6.375%, 12/31/2046	3,520,000	3,561,835

TOTAL MUNICIPAL BONDS (Cost $403,909,138)		411,159,518

ASSET-BACKED SECURITIES - 7.13%
Automotive - 2.47%
Tesla Auto Lease Trust
0.36%, 03/20/2025 (d)	11,345,436	11,333,852
0.36%, 09/22/2025 (d)	1,947,000	1,937,771
0.55%, 05/22/2023 (d)	65,685	65,707
0.60%, 09/22/2025 (d)	1,947,000	1,924,559
0.68%, 12/20/2023 (d)	9,449,000	9,464,171
2.16%, 10/20/2022 (d)	13,976,000	14,053,844
Toyota Auto Receivables
0.14%, 01/16/2024	22,664,814	22,647,430
0.26%, 11/17/2025	21,806,000	21,621,683
		83,049,017
Other Asset-Backed Securities - 4.66%
Dividend Solar Loans
3.67%, 08/22/2039 (d)	4,732,583	4,949,656
FREED Trust
0.62%, 11/20/2028 (d)	6,034,919	6,029,062
0.66%, 03/20/2028 (d)	1,950,886	1,950,808
0.68%, 06/19/2028 (d)	2,833,963	2,833,694
2.52%, 03/18/2027 (d)	364,312	364,588
GoodLeap Sustainable Home Solutions Trust
1.93%, 07/20/2048 (d)	7,069,473	6,938,786
2.10%, 05/20/2048 (d)	8,814,825	8,694,718
Helios Issuer
2.98%, 06/20/2047 (d)	2,881,106	2,956,929
Invitation Homes Trust
0.99%, VAR ICE LIBOR USD 1 Month + 0.900%, 06/17/2037 (d)	2,982,832	2,982,831
Loanpal Solar Loan
2.22%, 03/20/2048 (d)	4,064,839	4,045,375
2.29%, 01/20/2048 (d)	3,095,440	3,105,461
2.47%, 12/20/2047 (d)	2,569,621	2,587,408
Mill City Solar Loan
3.69%, 07/20/2043 (d)	1,804,864	1,898,709
4.34%, 03/20/2043 (d)	2,499,304	2,695,136
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (d)	5,127,150	5,002,306

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal
	Amount	Value
1.44%, 06/20/2052 (d)	$8,409,551	$8,162,072
1.51%, 12/20/2046 (d)	6,711,381	6,539,373
1.60%, 04/22/2047 (d)	11,424,575	11,108,141
2.10%, 04/20/2046 (d)	1,435,602	1,449,973
3.82%, 06/22/2043 (d)	4,607,167	4,808,657
4.01%, 06/22/2043 (d)	3,026,439	3,204,698
4.20%, 02/22/2044 (d)	3,306,493	3,533,064
4.45%, 06/20/2042 (d)	927,144	973,526
Oportun Funding XIV
1.21%, 03/08/2028 (d)	13,900,000	13,888,089
Oportun Issuance Trust
1.47%, 05/08/2031 (d)	4,593,000	4,574,745
2.18%, 10/08/2031 (d)	10,000,000	9,961,375
Sunnova Helios II
1.62%, 07/20/2048 (d)	24,979,761	24,428,158
1.80%, 02/20/2048 (d)	2,597,817	2,564,599
TES
4.33%, 10/20/2047 (d)	4,118,851	4,318,906
		156,550,843

TOTAL ASSET-BACKED SECURITIES (Cost $240,434,383)		239,599,860

U.S. TREASURY OBLIGATIONS - 5.06%
U.S. Treasury Notes
0.25%, 06/15/2024	10,000,000	9,878,906
0.63%, 07/31/2026	10,000,000	9,766,797
0.75%, 05/31/2026	39,500,000	38,862,754
0.88%, 09/30/2026	10,000,000	9,871,094
1.00%, 07/31/2028	43,000,000	42,035,859
1.13%, 10/31/2026	25,000,000	24,964,844
1.25%, 06/30/2028	8,500,000	8,450,859
1.25%, 09/30/2028	26,500,000	26,305,391

TOTAL U.S. TREASURY OBLIGATIONS (Cost $171,706,314)		170,136,504

BANK DEPOSIT PROGRAMS - 2.57%
CNOTE GROUP, Inc. Promise Account
0.01%, 06/01/2022	3,000,000	3,000,000
TriState Capital
0.28%, 11/01/2022	83,444,450	83,444,450

TOTAL BANK DEPOSIT PROGRAMS (Cost $86,444,450)		86,444,450

SHORT-TERM INVESTMENT - 3.04%	Shares
Money Market Fund - 3.04%
First American Government Obligations Fund, Class X, 0.03%, (g)	102,287,696	102,287,696
TOTAL SHORT-TERM INVESTMENT (Cost $102,287,696)		102,287,696

Total Investments (Cost $3,354,275,622) - 100.01%		$3,362,316,542
Liabilities in Excess of Other Assets, Net - (0.01)%		(341,078)
NET ASSETS - 100.00%		$3,361,975,464

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2021 is $21,617,730, which represents 0.64% of total net assets.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	49

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2021, these securities amounted to $245,119,226, which represents 7.29% of total net assets.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(f)	Security is subject to Alternative Minimum Tax.
(g)	The rate shown is the 7-day effective yield as of November 30, 2021.

AMT — Alternative Minimum Tax
Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHLB — Federal Home Loan Bank
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
RB — Revenue Bond
Ser — Series
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
TA — Tax Allocation
USD — United States Dollar
USDA — United States Department of Agriculture
VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2021:

Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,896,877,416	$21,617,730		$1,918,495,146
Corporate Bonds	—	434,193,368	—		434,193,368
Municipal Bonds	—	411,159,518	—		411,159,518
Asset-Backed Securities	—	239,599,860	—		239,599,860
U.S. Treasury Obligations	170,136,504	—	—		170,136,504
Bank Deposit Programs	—	86,444,450	—		86,444,450
Short-Term Investment	102,287,696	—	—		102,287,696
Total Investments in Securities	$272,424,200	$3,068,274,612	$21,617,730	*	$3,362,316,542

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2021	$10,268,639
Accrued discounts/premiums	(1,894)
Realized gain/(loss)	(1,559)
Change in unrealized appreciation/(depreciation)	(114,996)
Purchases	5,002,284
Sales	(1,069,355)
Transfers into Level 3	7,534,611
Transfers out of Level 3	—
Ending balance as of November 30, 2021	$21,617,730
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(114,996)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	51

Statement of Assets and Liabilities as of November 30, 2021

Assets:
Investments, at fair value (identified cost — $3,354,275,622)	$3,362,316,542
Cash	33,747,581
Receivables:
Interest	8,051,150
Capital shares sold	5,106,953
Due from Chief Compliance Officer fees	61,671
Prepaid expenses	266,547
Total Assets	$3,409,550,444
Liabilities:
Payables:
Investment securities purchased	$42,304,343
Capital shares redeemed	1,849,465
Distributions to Shareholders	1,346,042
Investment advisory fees	825,571
Distribution fees	314,774
Shareholder servicing fees	246,989
Administration fees	135,554
Trustees' fees	24,543
Other accrued expenses	527,699
Total Liabilities	$47,574,980
Net Assets:	$3,361,975,464
Net Assets consist of:
Paid-in capital	$3,427,567,973
Total distributable loss	(65,592,509)
Net Assets	$3,361,975,464
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 139,728,408 shares outstanding)	$1,476,565,835
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 173,691,492 shares outstanding)	$1,832,978,828
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 4,969,545 shares outstanding)	$52,430,801
Net Asset Value, offering and redemption price per share — CRA Shares	$10.57
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.55
Net Asset Value, offering and redemption price per share — Retail Shares	$10.55

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

Statement of Operations for the six-month period ended November 30, 2021

Investment Income:
Interest	$26,601,000
Dividends	12,090
Total investment income	26,613,090
Expenses:
Investment advisory fees	4,847,735
Distribution fees — CRA Shares	1,837,133
Distribution fees — Retail Shares	78,328
Special administrative services fees — CRA Shares	1,469,723
Accounting and administration fees	801,783
Trustees' fees	252,793
Chief Compliance Officer fees	97,056
Shareholder servicing fees — Retail Shares	31,331
Professional fees	308,500
Custodian fees	160,959
Transfer agent fees	131,481
Insurance expense	117,542
Registration and filing expenses	71,086
Printing fees	56,101
Other	157,216
Total expenses	10,418,767
Net investment income	16,194,323
Realized and unrealized loss on:
Net realized loss on investments	(790,525)
Net change in unrealized appreciation/(depreciation) on investments	(36,109,968)
Net realized and unrealized loss on investments	(36,900,493)
Net decrease in net assets resulting from operations:	$(20,706,170)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	53

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2021 (Unaudited)	For the Fiscal Year Ended May 31, 2021
Operations:
Net investment income	$16,194,323	$38,099,230
Net realized gain (loss) on investments	(790,525)	6,003,262
Net change in unrealized appreciation/(depreciation) on investments	(36,109,968)	(41,169,743)
Net increase (decrease) in net assets resulting from operations	(20,706,170)	2,932,749
Distributions to Shareholders
CRA Shares	(7,790,482)	(20,845,471)
Institutional Shares	(13,001,585)	(25,254,476)
Retail Shares	(358,531)	(883,811)
Total distributions	(21,150,598)	(46,983,758)
Capital share transactions:
CRA Shares
Shares issued	64,721,274	127,537,750
Shares reinvested	2,021,654	5,266,120
Shares redeemed	(16,120,418)	(61,439,710)
	50,622,510	71,364,160
Institutional Shares
Shares issued	447,653,609	751,981,987
Shares reinvested	10,433,111	19,982,283
Shares redeemed	(131,478,289)	(257,461,339)
	326,608,431	514,502,931
Retail Shares
Shares issued	12,235,700	32,787,550
Shares reinvested	344,977	840,130
Shares redeemed	(20,519,705)	(24,974,410)
	(7,939,028)	8,653,270
Increase in net assets from capital share transactions	369,291,913	594,520,361
Increase in net assets	327,435,145	550,469,352
Net Assets:
Beginning of period/year	3,034,540,319	2,484,070,967
End of period/year	$3,361,975,464	$3,034,540,319

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

	For the Six-Month Period Ended November 30, 2021 (Unaudited)	For the Fiscal Year Ended May 31, 2021
Share Transactions:
CRA Shares
Shares issued	6,061,383	11,790,126
Shares reinvested	189,726	486,948
Shares redeemed	(1,504,602)	(5,661,998)
Increase in shares	4,746,507	6,615,076
CRA Shares outstanding at beginning of period/year	134,981,901	128,366,825
CRA Shares at end of period/year	139,728,408	134,981,901
Institutional Shares
Shares issued	41,976,149	69,559,342
Shares reinvested	980,658	1,852,259
Shares redeemed	(12,337,509)	(23,852,201)
Increase in shares	30,619,298	47,559,400
Institutional Shares outstanding at beginning of period/year	143,072,194	95,512,794
Institutional Shares at end of period/year	173,691,492	143,072,194
Retail Shares
Shares issued	1,146,485	3,035,157
Shares reinvested	32,425	77,830
Shares redeemed	(1,937,597)	(2,308,863)
Increase/(decrease) in shares	(758,687)	804,124
Retail Shares outstanding at beginning of period/year	5,728,232	4,924,108
Retail Shares at end of period/year	4,969,545	5,728,232

The accompanying notes are an integral part of the financial statements.

55

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	CRA Shares
	For the Six-Month Period Ended November 30, 2021 (Unaudited)		For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Net Asset Value, Beginning of Period/Year	$10.70		$10.86	$10.54	$10.33	$10.64	$10.83
Investment Operations: Net investment income(a)	0.04		0.13	0.21	0.23	0.21	0.20
Net realized and unrealized gain (loss) on investments	(0.11)		(0.12)	0.34	0.22	(0.29)	(0.15)
Total from investment operations	(0.07)		0.01	0.55	0.45	(0.08)	0.05
Distributions from:
Net investment income	(0.06)		(0.17)	(0.23)	(0.24)	(0.23)	(0.24)
Total distributions	(0.06)		(0.17)	(0.23)	(0.24)	(0.23)	(0.24)
Net Asset Value, End of Period/Year	$10.57		$10.70	$10.86	$10.54	$10.33	$10.64
Total return(b)	(0.69)%		(0.01)%	5.31%	4.48%	(0.75)%	0.44%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,476,565		$1,444,440	$1,394,477	$1,317,639	$1,406,055	$1,581,811
Ratio of expenses to average net assets	0.88	%(c)	0.90%	0.91%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets	0.76	%(c)	1.17%	1.92%	2.20%	1.97%	1.91%
Portfolio turnover rate	23	%(d)	49%	30%	23%	36%	27%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2021 (Unaudited)		For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Net Asset Value, Beginning of Period/Year	$10.69		$10.85	$10.53	$10.31	$10.63	$10.82
Investment Operations: Net investment income(a)	0.06		0.17	0.25	0.27	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.12)		(0.11)	0.35	0.24	(0.29)	(0.16)
Total from investment operations	(0.06)		0.06	0.60	0.51	(0.04)	0.09
Distributions from:
Net investment income	(0.08)		(0.22)	(0.28)	(0.29)	(0.28)	(0.28)
Total distributions	(0.08)		(0.22)	(0.28)	(0.29)	(0.28)	(0.28)
Net Asset Value, End of Period/Year	$10.55		$10.69	$10.85	$10.53	$10.31	$10.63
Total return(b)	(0.56)%		0.45%	5.79%	5.06%	(0.40)%	0.90%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,832,979		$1,528,900	$1,036,183	$735,778	$515,163	$372,299
Ratio of expenses to average net assets	0.43	%(c)	0.45%	0.46%	0.48%	0.46%	0.45%
Ratio of net investment income to average net assets	1.21	%(c)	1.60%	2.36%	2.65%	2.43%	2.36%
Portfolio turnover rate	23	%(d)	49%	30%	23%	36%	27%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

57

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

	Retail Shares
	For the Six-Month Period Ended November 30, 2021 (Unaudited)		For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Net Asset Value, Beginning of Period/Year	$10.68		$10.85	$10.52	$10.31	$10.63	$10.81
Investment Operations: Net investment income(a)	0.05		0.14	0.22	0.24	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.12)		(0.13)	0.35	0.22	(0.30)	(0.15)
Total from investment operations	(0.07)		0.01	0.57	0.46	(0.08)	0.07
Distributions from:
Net investment income	(0.06)		(0.18)	(0.24)	(0.25)	(0.24)	(0.25)
Total distributions	(0.06)		(0.18)	(0.24)	(0.25)	(0.24)	(0.25)
Net Asset Value, End of Period/Year	$10.55		$10.68	$10.85	$10.52	$10.31	$10.63
Total return(b)	(0.64)%		0.00%	5.52%	4.59%	(0.75)%	0.64%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$52,431		$61,200	$53,411	$48,572	$57,358	$67,133
Ratio of expenses to average net assets	0.78	%(c)	0.80%	0.81%	0.82%	0.81%	0.80%
Ratio of net investment income to average net assets	0.86	%(c)	1.27%	2.02%	2.30%	2.07%	2.01%
Portfolio turnover rate	23	%(d)	49%	30%	23%	36%	27%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

Notes to Financial Statements November 30, 2021

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Community Impact Bond Fund (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the "Fund"). The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Trust’s Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. In addition, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are

(Unaudited)	59

amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

At November 30, 2021, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $21,617,730.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3

60	The CCM Community Impact Bond Fund

whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-months ended November 30, 2021, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2021	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$9,073,719	Matrix Pricing	Structure Average Life Years Spread to Benchmark Variance to Dealer Average

1 out of lockout with

remaining maturity

term of 0.25 years.

The remaining FHA

Securities have a lockout range

0.42 - 3.08 (1.36) Years.

0.15 - 3.42 (1.60) Years

N+255 - N+523 (N+368)

-3.39% - 1.52% (-0.93)

U.S. Government & Agency Obligations - GNMA Multifamily (REMIC)	$12,544,011	Matrix Pricing	Structure Average Life Years Spread to Benchmark Variance to Dealer Average	Sequential / Pass Thru 3.10 - 4.99 (4.03) Years N+56 - N+58 (N+57) -0.05% - -0.02% (-0.04%)

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis

(Unaudited)	61

of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and

62	The CCM Community Impact Bond Fund

are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-months ended November 30, 2021 were as follows:

	Shares	Amount
CRA Shares
Shares issued	6,061,383	$64,721,274
Shares reinvested	189,726	2,021,654
Shares redeemed	(1,504,602)	(16,120,418)
Net Increase	4,746,507	$50,622,510
Institutional Shares
Shares issued	41,976,149	$447,653,609
Shares reinvested	980,658	10,433,111
Shares redeemed	(12,337,509)	(131,478,289)
Net Increase	30,619,298	$326,608,431
Retail Shares
Shares issued	1,146,485	$12,235,700
Shares reinvested	32,425	344,977
Shares redeemed	(1,937,597)	(20,519,705)
Net Decrease	(758,687)	$(7,939,028)

(Unaudited)	63

Transactions in shares of the Fund for the fiscal year ended May 31, 2021 were as follows:

	Shares	Amount
CRA Shares
Shares issued	11,790,126	$127,537,750
Shares reinvested	486,948	5,266,120
Shares redeemed	(5,661,998)	(61,439,710)
Net Increase	6,615,076	$71,364,160
Institutional Shares
Shares issued	69,559,342	$751,981,987
Shares reinvested	1,852,259	19,982,283
Shares redeemed	(23,852,201)	(257,461,339)
Net Increase	47,559,400	$514,502,931
Retail Shares
Shares issued	3,035,157	$32,787,550
Shares reinvested	77,830	840,130
Shares redeemed	(2,308,863)	(24,974,410)
Net Increase	804,124	$8,653,270

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-months ended November 30, 2021, were as follows:

Purchases:
U.S. Government	$617,399,837
Other	285,404,251
Sales and Maturities:
U.S. Government	$538,910,136
Other	72,068,721

At November 30, 2021, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,354,275,622
Gross unrealized appreciation	40,127,773
Gross unrealized depreciation	(32,086,853)
Net appreciation on investments	$8,040,920

64	The CCM Community Impact Bond Fund

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-months ended November 30, 2021, the Fund paid $4,847,735 to the Advisor.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the six-months ended November 30, 2021, the Advisor was entitled to receive fees of $1,469,723 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-months ended November 30, 2021, the Fund incurred distribution expenses of $1,837,133 and $78,328 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2022. For the six-months ended November 30, 2021, the Fund incurred expenses under the Services Plan of $31,331.

(Unaudited)	65

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2022 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. As of November 30, 2021, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2021	Fiscal Year Ended May 31, 2020
Distributions declared from:
Ordinary income	$46,983,758	$54,051,572
Total Distributions	$46,983,758	$54,051,572

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2021, the components of distributable earnings on a tax basis were as follows:

66	The CCM Community Impact Bond Fund

Undistributed ordinary income	$2,606,163
Capital loss carryforwards	(59,409,241)
Post-October losses	(8,070,689)
Other temporary differences	(2,606,095)
Unrealized appreciation, net	43,744,121
Accumulated losses, net	$(23,735,741)

As of May 31, 2021, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$7,229,135	$52,180,106	$59,409,241

Post October losses represent losses realized on investment transactions from November 1, 2020 through May 31, 2021 that, in accordance with Federal income tax regulations, the Fund elected to defer $4,792,292 short-term and $3,278,397 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

(Unaudited)	67

CRA-Qualifying Investments Strategy Risk: The Advisor believes that certain of the Fund’s investments will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Advisor to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Fixed Income Risk: Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

LIBOR Risk: Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). In July of 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have

68	The CCM Community Impact Bond Fund

since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate Data (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the transition. All of the aforementioned may adversely affect the Fund's performance or NAV.

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are

(Unaudited)	69

not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Note 7 – NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

70	The CCM Community Impact Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM November 30, 2021

The Trust has implemented a liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRM Program’s principal objectives include assessing, managing, and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that a fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund.

In accordance with the requirements of Rule 22e-4, the program administrator conducted an annual review of the LRM Program and, in July 2020 and July 2021, provided the Board of Trustees (the “Board”) with a report addressing the operation of the LRM Program and assessing its adequacy and effectiveness of implementation for the period from (i) June 1, 2019 through June 30, 2020 (the "2020 Report"); and (ii) June 1, 2020 through June 30, 2021 (the "2021 Report"), respectively. For both the 2020 Report and the 2021 Report, the program administrator reported to the Board as to the following, among other things:

●	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of its shareholders;

●	there were no material changes to the LRM Program during the year;

●	the Fund’s strategy continued to be effective for an open-end mutual fund;

●	the implementation of the LRM Program was effective to manage the Fund’s liquidity risk; and

●	the LRM Program operated adequately during the period.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

(Unaudited)	71

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

this page intentionally left blank.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable.

(a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
President/Principal Executive Officer

Date: February 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan
President/Principal Executive Officer

Date: February 7, 2022

By (Signature and Title)*	/s/ James H. Malone
James H. Malone
Treasurer/Principal Financial Officer

Date: February 7, 2022

*	Print the name and title of each signing officer under his or her signature.